SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1997

                                  [VISTA logo]
                       MUTUAL FUND VARIABLE ANNUITY TRUST


                   Vista Fund Distributors, Inc., distributor

    This report must be preceded or accompanied by a current prospectus for
                            Vista Capital Advantage

          Table of Contents

    1     Letter from the Chairman

          Performance & Commentary
    2     Growth and Income
    3     Capital Growth
    4     International Equity
    5     Asset Allocation
    6     U.S. Government Income
    7     Money Market

          Portfolio of Investments

    8     Growth and Income
   10     Capital Growth
   12     International Equity
   16     Asset Allocation
   18     U.S. Government Income
   18     Money Market

          Mutual Fund Variable Annuity Trust

   19     Statement of Assets & Liabilities
   20     Statement of Operations
   21     Statement of Changes in Net Assets
   22     Selected Per Share Data and Ratios

23-26     Notes to Financial Statements


          The financial information in this report has been taken from the books and records of the portfolios without examination by independent accountants, who express no opinion thereto.


--------------------------------------------------------------------------------
INVESTMENTS IN VISTA CAPITAL ADVANTAGE ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN VISTA CAPITAL ADVANTAGE, INCLUDING THE UNDERLYING VARIABLE INVESTMENT OPTIONS, INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                                                        Letter from the Chairman

                                                                 April 10, 1997

Dear Vista Capital Advantage Investor:

We are pleased to present this semi-annual report on the six portfolios underlying the Vista Capital Advantage variable annuity for the six months ended February 28, 1997. Depending on your asset allocation, one or more of these portfolios underlie your Vista Capital Advantage variable annuity investment.

As a long-term savings vehicle offering the additional benefit of tax deferral, Vista Capital Advantage provides a choice of investments from which you can build a diversified portfolio that includes domestic stocks, bonds and money market instruments as well as international equities. This report summarizes the performance of each portfolio in light of major events in the financial markets, giving you the opportunity to monitor and adjust your individual investment choices. Here are some highlights:

Bull Market for U.S. Stocks Continues

As measured by the widely-followed S&P 500 Index, the U.S. stock market continued to deliver excellent investment returns over the six-month reporting period. The factors contributing to the market's strength included strong corporate profits, relatively-benign inflation and large liquidity flows into mutual funds. A broader look at the U.S. market, however, reveals that the lion's share of the gains were concentrated in the largest stocks, with small and mid cap companies not performing nearly as well.

Although the yield on the 30-year U.S. Treasury bond declined from 7.12% to 6.87% over the reporting period, U.S. bond markets were highly volatile as market participants continued to focus on the strength of the economy. By mid-February, signs of a stronger economy emerged and long-term rates began trending upward in anticipation of a hike in the Federal Funds rate.

European Markets Perform Well, Japanese Stocks Fall

Overseas markets turned in mixed performance, with Europe leading the way on the strength of corporate restructuring, low interest rates and brighter prospects for monetary union. In Japan, equities once again disappointed as a lack of sustained economic growth and concerns over the health of the financial sector caused investors to look elsewhere. Performance in emerging markets was spotty, although Latin American equities generally appreciated on confidence about the continuing process of economic reform.

We thank you for your business and once again encourage you to consider the benefits of a diversified portfolio. If you have any questions, please do not hesitate to call your investment professional or 1-800-90-VISTA.

Sincerely,


/s/ Fergus Reid


Fergus Reid
Chairman

Growth and Income Portfolio

The Growth and Income Portfolio seeks to provide long-term capital appreciation and dividend income primarily through diversified holdings of common stocks.

Investors in the Growth and Income Portfolio participated in the strong performance of U.S. equities during the reporting period. For the six months ended February 28, 1997, the Portfolio had a total return of 16.49%.

Excellent Sector Positioning Lead to Strong Performance

Although the investment management team's main focus is on the selection of individual stocks, investors benefited from particularly good sector positioning during the reporting period. In the final months of 1996, the Portfolio had overweight positions in technology and financial stocks, the market's strongest sectors.

Anticipating accelerating economic growth, the investment team repositioned the portfolio towards economically-sensitive sectors at the end of 1996. This was done in conjunction with a reduction in financial stocks, whose valuations had become less compelling after a significant run-up.

Overall, the portfolio's performance suffered from holdings of mid-cap stocks as the market increasingly favored the largest companies. However, given the management team's strong value orientation and belief that mid-cap stocks will ultimately resume their historic growth patterns, the allocation to these securities was maintained.

After two years of excellent stock market performance, the management team believes that its stock selection, aided by a disciplined five-step stock management system, will be vital to performance for the remainder of the year.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Growth and Income Portfolio at NAV (Net Asset Value) would have grown to $15,543 from inception on 3/1/95 through 2/28/97.*

Investment Results

                   Average Annual Total Return as of 2/28/97*
                                One Year 21.74%
                        Since Inception (3/1/95) 24.64%

                                [graphic omitted]

[plot points to graph are as follows:

                  Growth & Income            S&P 500
 2/28/95            $10,000.00                  10000
 4/30/95            $10,410.00               10597.52
 6/30/95            $11,000.00               11275.97
 8/31/95            $11,480.00               11678.82
10/31/95            $11,480.00               12127.92
12/31/95            $12,150.00               12903.57
 2/29/96            $12,767.97               13466.37
 4/30/96            $13,228.84               13796.28
 6/30/96            $13,344.05               14205.42
 8/31/96            $13,344.05               13865.01
10/31/96            $14,161.03               15048.42
12/31/96            $14,768.53               15864.29
 2/28/97             15,543.94                16987.2  ]

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemeed, may be worth more or less than the original cost. Performance figures do not strong value orientation and belief that mid-cap stocks will include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Standard & Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of dividends.

Withdrawals prior to age 591/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                        Capital Growth Portfolio

The Capital Growth Portfolio seeks to provide long-term capital growth primarily through diversified holdings in common stocks.

Strong individual stock selection and sector positioning were evident as the Capital Growth Portfolio provided investors with a total return of 12.65% for the six months ended February 28, 1997.

Market Favored Largest Stocks

Throughout the reporting period, the market continued to favor the stocks of the largest companies. Despite the fact that this Portfolio invests primarily in the stocks of small- and mid-cap companies, the investment management team was able to provide above-average returns using a disciplined stock management system.

In the last several months of 1996, the Portfolio had taken overweight positions in financial and technology stocks, which proved beneficial as these two sectors were the market's best performers. Anticipating a modestly-accelerating economic environment moving into 1997, these overweight exposures were cut in favor of cyclical areas such as capital goods.

Economy's Strength May Not Be Sustainable

As the reporting period ended, concerns about the strength of the U.S. economy had begun to rattle the market. The management team believes that the economic growth situation may turn out to be like that of 1996, with a strong first half followed by a weaker second half. Given that such a scenario will be accompanied by a high degree of volatility with potentially sharp declines, they will seek to take advantage of opportunities to add high-quality companies at what they believe to be bargain prices.

Although smaller company stocks have been out of favor, the management team believes that many mid-cap companies are relatively inexpensive, offer a fair amount of liquidity and may also benefit from an increase in merger activity. Going forward, this appears to be an excellent environment for the Portfolio.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Capital Growth Portfolio at NAV (Net Asset Value) would have grown to $16,041 from inception on 3/1/95 through 2/28/97.*

Investment Results

                   Average Annual Total Return as of 2/28/97*
                                One Year 22.66%
                        Since Inception (3/1/95) 26.61%

                               [graphic omitted]

[plot points to graph are as follows:

                  Capital Growth           Russell 2000
 2/28/95            $10,000.00                  10000
 4/30/95            $10,470.00                10398.4
 6/30/95            $11,140.00               11125.89
 8/31/95            $11,900.00               12010.18
10/31/95            $11,660.00               11677.94
12/31/95            $12,707.00               12489.64
 2/29/96            $13,077.41               12865.09
 4/30/96            $14,363.54               13828.87
 6/30/96            $14,404.70               13783.64
 8/31/96            $14,240.07               13310.16
10/31/96            $14,764.81                13617.2
12/31/96            $15,670.25                14549.9
 2/28/97             16,040.87               14480.77 ]

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Russell 2000 Index is unmanaged and tracks the shares of 2000 small-capitalization companies. Figures include the reinvestment of dividends.

Withdrawals prior to age 591/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

International Equity Portfolio

The International Equity Portfolio seeks to provide a total return on assets from long-term growth of capital and from income principally through diversified holdings of the stocks of established foreign companies outside the U.S.

With international stock markets turning in widely-divergent performance, the International Equity Portfolio had a total return of 5.79% for the six months ended February 28, 1997.

Europe Shined, Japan Faltered

European equity markets performed well during the reporting period, supported by an economic backdrop of modest growth and low inflation. Additionally, the expectation that monetary union would indeed occur helped drive interest rates lower, especially in the traditionally high-yielding countries. The Portfolio was overweight in Europe throughout the period, with a strong focus on companies in the process of restructuring.

The Portfolio maintained an underweight position in Japan as the lack of sustained economic growth and concerns about the banking system drove equities there lower. However, the management team was able to find pockets of value in the market, specifically by investing in large multinational companies whose exports benefited from the weaker yen.

The Portfolio continued to pursue opportunities in the emerging markets of Asia and Latin America. In Asia particularly, these holdings were highly selective and limited to a few markets such as Hong Kong and Malaysia. An overweight position in Latin America also proved beneficial as several markets there, especially Brazil, turned in excellent results.

Although the strong dollar has had a negative impact on U.S. investors in overseas markets, the management team continued to monitor currency risk as part of its four-step management system. Moving forward, a keen focus on individual markets and securities will drive decision making.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the International Equity Portfolio at NAV (Net Asset Value) would have grown to $11,799 from inception on 3/1/95 through 2/28/97.*

Investment Results

                   Average Annual Total Return as of 2/28/97*
                                 One Year 5.99%
                        Since Inception (3/1/95) 8.61%

                               [graphic omitted]

[plot points to graph are as follows:

                 International Equity       MSCI EAFE
 2/28/95            $10,000.00                  10000
 4/30/95            $10,350.00               11028.99
 6/30/95            $10,470.00                10712.1
 8/31/95            $10,890.00                10950.5
10/31/95            $10,910.00                10869.9
12/31/95            $10,890.00               11628.29
 2/29/96            $11,132.23               11721.19
 4/30/96            $11,753.62               12324.11
 6/30/96            $11,679.89               12171.34
 8/31/96            $11,153.30                11847.6
10/31/96            $11,300.74               12043.86
12/31/96            $11,648.30               12367.95
 2/28/97             11,798.52                12136.1  ]

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distributions, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The MSCI EAFE Index is unmanaged and is a replica (or model) of the performance of the European, Australian and Far Eastern equity markets.

Withdrawals prior to age 591/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                      Asset Allocation Portfolio

The Asset Allocation Portfolio seeks to provide maximum total return through a combination of long-term capital growth and current income by investing in common stocks, convertible securities and government and corporate fixed income obligations.

For the six months ended February 28, 1997, the Asset Allocation Portfolio had a total return of 10.74%.

A Shift Towards Bonds

The Portfolio's allocation on February 28 was 50% equities, 40% bonds and 10% cash.

On the equity side, the Portfolio had overweight positions in technology and financial stocks in the final months of 1996, which proved beneficial as these were the market's strongest sectors. Anticipating accelerating economic growth, the investment team repositioned the equity portion towards economically-sensitive sectors at the end of 1996. This was done in conjunction with a reduction in financial stocks, which offered less attractive valuations after a significant run-up.

On the fixed income side, the investment team's strategy was one of gradually reducing the Portfolio's risk profile. By the end of 1996, duration was neutral and exposure to corporate- and mortgage-backed securities was also close to neutral. In the first two months of 1997, the Portfolio focused on specific securities and benefited from exposure to Yankee bonds and mortgages.

The bond portion of the Portfolio ended the reporting period in a relatively-defensive duration position that was barbelled in bonds and cash. Stock-picking will be the key going forward for equities, and in this the management team is supported by a disciplined stock management system that focuses on value and growth characteristics. Value will also be crucial in bond selections, with emphasis on the most attractive sectors and points on the yield curve.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the Asset Allocation Portfolio at NAV (Net Asset Value) would have grown to $13,557 from inception on 3/1/95 through 2/27/97.*

Investment Results

                   Average Annual Total Return as of 2/28/97*
                                One Year 13.59%
                        Since Inception (3/1/95) 16.41%

                               [graphic omitted]

[plot points to graph are as follows:

                  Asset Allocation           60% S&P 500
                                             40% Lehman Gov't Bond
 2/28/95            $10,000.00              $10,000.00
 4/30/95            $10,270.00              $10,436.21
 6/30/95            $10,730.00              $11,040.29
 8/31/95            $11,040.00              $11,316.34
10/31/95            $11,120.00              $11,693.54
12/31/95            $11,595.00              $12,291.38
 2/29/96            $11,935.38              $12,563.74
 4/30/96            $12,133.03              $12,695.85
 6/30/96            $12,231.85              $12,990.88
 8/31/96            $12,242.83              $12,787.67
10/31/96            $12,835.75               13671.784
12/31/96            $13,220.06                14193.86
 2/28/97             13,557.37               14879.216  ]

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value and reinvestment of all distribution, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Standard & Poor's 500 Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks and assumes reinvestment of all dividends.

The unmanaged Lehman Government Bond Index includes the Treasury Bond Index and the Agency Bond Index. Maturities range from 1 to 20 years.

Withdrawals prior to age 591/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

U.S. Government Income Portfolio

The U.S. Government Income Portfolio seeks to provide monthly dividends as well as to preserve principal.

For the six months ended February 28, 1997, the U.S. Government Income Portfolio had a total return of 4.20%. 2/28/97.*

Economic Growth Reports Drive Fixed Income Markets

Over the six-month period, the yield on the 30-year U.S. Treasury bond declined from 7.12% to 6.87% as fixed income markets continued to be driven by concerns about the strength of the economy. In the fall, markets rallied strongly on reports of a slowing economy and the subsequent expectation that the Federal Reserve Board would not raise short-term interest rates. However, by mid-February, signs of a stronger economy emerged and long-term rates began trending upward. As the six-month reporting period ended, most market participants expected the Fed to raise the Federal Funds rate in a preemptive strike against potential inflation.

The Portfolio was able to take advantage of the fall rally in U.S. Treasuries thanks to a slightly-long duration relative to its benchmark. Anticipating accelerating economic growth moving into 1997, the management team began to take a more conservative stance and, by the end of the reporting period, the Portfolio's duration was below its benchmark. The Portfolio ended the reporting period in a relatively defensive duration position that was barbelled on bonds and cash.

Moving forward, the management team expects continued volatility in the market and further tightening action on interest rates by the Federal Reserve Board.

Life of Portfolio Performance

A $10,000 tax-deferred investment in the U.S. Government Income Portfolio at NAV (Net Asset Value) would have grown to $11,431 from inception on 3/1/95 through 2/28/97.*

Investment Results

                   Average Annual Total Return as of 2/28/97*
                                 One Year 3.65%
                        Since Inception (3/1/95) 6.90%

                               [graphic omitted]

[plot points to graph are as follows:

                 US Treasury Income        Lehman Intmd US Govt
 2/28/95            $10,000.00                  10000
 4/30/95            $10,170.00               10171.64
 6/30/95            $10,620.00               10525.03
 8/31/95            $10,690.00               10617.02
10/31/95            $10.950.00               10805.33
12/31/95            $11,235.00               11044.99
 2/29/96            $11,027.80               11020.43
 4/30/96            $10,855.13               10938.12
 6/30/96            $10,970.24               11043.51
 8/31/96            $10,970.24                11090.4
10/31/96            $11,350.11               11417.89
12/31/96            $11,430.69               11493.51
 2/28/97             11,430.69               11556.48 ]

* Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance figures do not include any insurance company charges associated with a variable annuity or reflect any withdrawal charges. No expenses are deducted from the performance of the indexes.

Hypothetical $10,000 investment assumes an initial investment on 3/1/95 shows changes in Net Asset Value, but does not include the effect of any insurance charges or the annual maintenance fee. The illustration above would be reduced if these fees were reflected. There is no direct correlation between a hypothetical investment and the anticipated performance of the Portfolio. The investment adviser is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Intermediate Government Bond Index includes bonds with 1 to 10 year maturities.

Withdrawals prior to age 591/2 from the Vista Capital Advantage variable annuity may be subject to a 10% IRS tax penalty, and are taxed as ordinary income.

                                                          Money Market Portfolio

The Money Market Portfolio seeks to provide maximum current income consistent with preservation of capital and maintenance of liquidity.

For the six months ended February 28, 1997, the Money Market Portfolio had a total return of 2.41%.*

A Volatile Period

Over the six months, the yield on the one-year U.S. Treasury bill declined from 5.89% to 5.67%. However, this rather benign overview masks a highly-volatile environment dominated by changing perceptions of the strength of U.S. economic growth as well as the market's anticipation of Federal Reserve Board policy.

At the beginning of the period, reports of a slowing economy led many market participants to believe that the Fed would not raise interest rates and, as a result, the yield on the one-year T-bill fell to a low of 5.35% at the end of November, 1997. The turning point in yields came in early December in response to weaker demand and fears that the Fed might raise interest rates to quell financial market speculation. For the next several months, the market was inconsistent as investors reacted to each new report on the economy's strength and attempted to determine the Fed's stance. By the time Fed Chairman Greenspan testified before Congress in February, it was clear that he was set to raise the Federal Funds rate to preempt any wage inflation.

A Conservative Approach

The Fed did indeed raise the Federal Funds rate by .25% after the reporting period ended. Given the strong economy and Mr. Greenspan's history of combining several small rate increases over a period of months, the management team's forecast calls for at least one more Fed increase, which it believes will have the desired effect of slowing economic growth later in 1997. Until the uncertainty clears, the Portfolio will pursue a conservative course.

* Total return figures do not include the effect of any insurance or withdrawal charges associated with a variable annuity. Past performance is not a guarantee of future results.

Growth & Income Portfolio
Portfolio of Investments February 28, 1997 Unaudited


  Shares                        Issuer                          Value
  ------                        ------                          -----
          LONG-TERM INVESTMENTS--91.9%
          COMMON STOCK--90.1%
     1.0% AEROSPACE
   1,600  ALLIED-SIGNAL, INC.  ..............................  $ 115,600
                                                               ----------
     1.0% AGRICULTURAL PRODUCTION/SERVICES
   2,100  CASE CORP.  .......................................    108,938
                                                               ----------
     1.0% AIRLINES
     800  AMR CORP.*  .......................................     62,900
   1,600  CONTINENTAL AIRLINES, INC., CLASS B*   ............     45,800
                                                               ----------
                                                                 108,700
                                                               ----------
     0.5% AUTOMOTIVE
   1,500  LEAR CORP.*    ....................................     58,500
                                                               ----------
     5.8% BANKING
   1,200  BANK OF BOSTON CORP.    ...........................     90,450
     800  CITICORP    .......................................     93,400
   1,000  FIRST UNION CORP.    ..............................     87,750
   4,800  NATIONSBANK CORP.    ..............................    287,400
     600  ZIONS BANCORPORATION    ...........................     74,700
                                                               ----------
                                                                 633,700
                                                               ----------
     0.7% BUSINESS SERVICES
   2,000  CERIDIAN CORP.*   .................................     78,250
                                                               ----------
     2.7% CHEMICALS
   3,600  CABOT CORP.    ....................................     84,600
   1,000  DOW CHEMICAL CO.  .................................     81,000
   1,200  DUPONT (EI) DENEMOURS   ...........................    128,700
                                                               ----------
                                                                 294,300
                                                               ----------
     4.3% COMPUTER SOFTWARE
   4,300  CISCO SYSTEMS, INC.*    ...........................    239,188
   5,400  COMPUTER ASSOCIATES INTERNATIONAL   ...............    234,900
                                                               ----------
                                                                 474,088
                                                               ----------
     5.3% COMPUTERS/COMPUTER HARDWARE
   2,900  EMC CORP.*  .......................................    104,400
   1,000  INTEL CORP.    ....................................    141,875
   1,700  INTERNATIONAL BUSINESS MACHINES CORP.  ............    244,375
   3,100  SUN MICROSYSTEMS, INC.*    ........................     95,712
                                                               ----------
                                                                 586,362
                                                               ----------
     1.6% CONSTRUCTION MACHINERY
   2,200  CATERPILLAR TRACTOR, INC.  ........................    172,425
                                                               ----------
     7.5% CONSUMER PRODUCTS
   3,900  AVON PRODUCTS, INC.  ..............................    227,175
   2,700  BLACK & DECKER CORP.    ...........................     85,388
   6,900  FIRST BRANDS CORP.   ..............................    171,637
   1,800  PHILIP MORRIS COMPANIES, INC.    ..................    243,225
   1,200  RALSTON-RALSTON PURINA GROUP  .....................     98,550
                                                               ----------
                                                                 825,975
                                                               ----------
     0.4% DIVERSIFIED
   1,000  HARNISCHFEGER INDUSTRIES, INC.   ..................     43,875
                                                               ----------
     0.8% ELECTRONICS/ELECTRICAL EQUIPMENT
   2,200  ATMEL CORP.*   ....................................     82,225
                                                               ----------

 Shares                         Issuer                            Value
--------                        ------                         ----------
     2.0% ENTERTAINMENT/LEISURE
   6,200  CARNIVAL CORP., CLASS A    ........................  $ 218,550
                                                               ----------
     4.1% FINANCIAL SERVICES
   3,100  COUNTRYWIDE CREDIT INDUSTRIES, INC.    ............     90,288
   7,700  GREEN TREE FINANCIAL CORP.    .....................    288,750
   1,300  THE PMI GROUP, INC.  ..............................     71,175
                                                               ----------
                                                                 450,213
                                                               ----------
     1.7% FOOD/BEVERAGE PRODUCTS
   1,800  CONAGRA, INC.  ....................................     95,400
   2,800  PEPSICO., INC.    .................................     92,050
                                                               ----------
                                                                 187,450
                                                               ----------
     4.3% HEALTH CARE/HEALTH CARE SERVICES
   4,700  COLUMBIA/HCA HEALTHCARE CORP.    ..................    197,400
   3,100  HEALTHSOUTH CORP.*   ..............................    124,775
   3,000  STERIS CORP.*  ....................................     75,750
   2,200  UNIVERSAL HEALTH SERVICES, INC., CLASS B *   ......     75,075
                                                               ----------
                                                                 473,000
                                                               ----------
     3.1% INSURANCE
   4,400  ALLSTATE CORP.    .................................    278,850
   1,200  AMERICAN BANKERS INSURANCE GROUP, INC.    .........     66,150
                                                               ----------
                                                                 345,000
                                                               ----------
     4.3% MANUFACTURING
   2,100  JOHNSON CONTROLS  .................................    176,925
   1,300  KENNAMETAL INC.   .................................     53,300
   1,600  PENTAIR, INC.  ....................................     50,200
   3,300  TYCO INTERNATIONAL LTD.    ........................    194,700
                                                               ----------
                                                                 475,125
                                                               ----------
     2.0% METALS/MINING
   3,100  ALUMINUM CO. OF AMERICA (ALCOA)  ..................    220,875
                                                               ----------
     1.0% OFFICE/BUSINESS EQUIPMENT
   1,800  XEROX CORP.    ....................................    112,500
                                                               ----------
    11.5% OIL & GAS
   1,000  BRITISH PETROLEUM PLC, ADR (UNITED KINGDOM)  ......    132,375
   4,500  COASTAL CORP.,    .................................    204,750
   2,000  HALLIBURTON COMPANY  ..............................    129,250
   1,700  MOBIL CORP.    ....................................    208,675
   1,700  MURPHY OIL CORP.  .................................     78,838
   2,000  TEXACO, INC.   ....................................    197,750
   1,800  TIDEWATER, INC.   .................................     77,400
   5,400  WILLIAMS COMPANIES, INC.   ........................    236,250
                                                               ----------
                                                               1,265,288
                                                               ----------
     0.7% PAPER/FOREST PRODUCTS
   1,200  WILLAMETTE INDUSTRIES, INC.   .....................     76,800
                                                               ----------
     4.9% PHARMACEUTICALS
   1,000  BRISTOL-MYERS SQUIBB CO.   ........................    130,500
   3,400  JOHNSON & JOHNSON    ..............................    195,925
   2,800  SMITHKLINE BEECHAM PLC, ADR (UNITED KINGDOM)           207,900
                                                               ----------
                                                                 534,325
                                                               ----------


                       See notes to financial statements.

                                                      Growth & Income Portfolio
                            Portfolio of Investments February 28, 1997 Unaudited

  Shares                        Issuer                          Value
  ------                        ------                          -----
     2.0%  PHOTOGRAPHIC EQUIPMENT
   2,400   EASTMAN KODAK CO.    .............................. $  215,100
                                                               -----------
     0.9%  PRINTING & PUBLISHING
   2,300   NEW YORK TIMES COMPANY, CLASS A,    ...............    102,350
                                                               -----------
     0.5%  RESTAURANTS/FOOD SERVICES
   2,600   WENDY'S INTERNATIONAL, INC.   .....................     53,950
                                                               -----------
     5.0%  RETAILING
   2,700   FEDERATED DEPARTMENT STORES *    ..................     93,825
   6,700   GAP, INC.   .......................................    221,100
   4,500   KROGER CO.*    ....................................    238,500
                                                               -----------
                                                                  553,425
                                                               -----------
     1.5%  SHIPPING/TRANSPORTATION
   1,800   BURLINGTON NORTHERN SANTA FE,    ..................    149,850
     200   BURLINGTON NORTHERN, INC.  ........................     16,650
                                                               -----------
                                                                  166,500
                                                               -----------
     3.6%  TELECOMMUNICATIONS
   5,900   BELLSOUTH CORP.   .................................    276,562
   2,700   SPRINT CORP.   ....................................    122,850
                                                               -----------
                                                                  399,412
                                                               -----------
     0.4%  TEXTILES
   1,200   LIZ CLAIBORNE, INC.  ..............................     48,600
                                                               -----------
     4.0%  UTILITIES
   5,800   FPL GROUP INC.    .................................    263,900
   2,400   SIERRA PACIFIC RESOURCES   ........................     70,200
   2,700   TEXAS UTILITIES CO.  ..............................    109,012
                                                               -----------
                                                                  443,112
                                                               -----------
           TOTAL COMMON STOCK
           (COST $8,989,300) .................................  9,924,513
                                                               -----------
           CONVERTIBLE PREFERRED STOCK--1.8%
           CONSUMER PRODUCTS
   8,500   RJR NABISCO HOLDINGS CORP. $0.6012, SER. C   ......     60,562
           INSURANCE
   1,500   SUNAMERICA INC., $3.188, 10/31/99   ...............     63,188
           OIL & GAS
   1,800   ENRON CORP., 6.25% EXCHANGE NOTES, 12/13/98,
           ACES,    ..........................................     37,575
           PAPER/FOREST PRODUCTS
     800   INTERNATIONAL PAPER CAPITAL CORP., 5.25% #   ......     37,563
                                                               -----------
           TOTAL CONVERTIBLE PREFERRED STOCK
           (COST $192,138)   .................................    198,888
                                                               -----------
           TOTAL LONG-TERM INVESTMENTS
           (COST $9,181,438) ................................. 10,123,401
                                                               -----------

 Principal
   Amount                      Issuer                  Value
-----------                    ------              ------------
              SHORT-TERM INVESTMENTS--8.0%
              TIME DEPOSIT--8.0%
  $ 880,000   NATIONS BANKCORP., 5.375%, 03/03/97
                (COST $880,000) .................. $   880,000
                                                   ------------
       99.9%  TOTAL INVESTMENTS
              (COST $10,061,438)   ............... $11,003,401
                                                   ============

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments February 28, 1997 Unaudited


   Shares                        Issuer                         Value
   ------                        ------                         ------
           COMMON STOCK--89.8%
      1.6% AGRICULTURAL PRODUCTION/SERVICES
    5,400  AGCO CORP.  ....................................... $ 153,225
                                                               ----------
      2.1% AIRLINES
    7,000  CONTINENTAL AIRLINES, INC., CLASS B*   ............   200,375
                                                               ----------
      2.1% AUTOMOTIVE
    3,500  CIRCUIT CITY STORES, INC., CARMAX GROUP*  .........    70,438
    3,500  LEAR CORP.*    ....................................   136,500
                                                                 206,938
                                                               ----------
      3.6% BANKING
      800  ASPEN BANCSHARES, INC.  ...........................    17,200
    2,000  STANDARD FEDERAL BANCORP.  ........................   115,250
    1,800  ZIONS BANCORPORATION    ...........................   224,100
                                                               ----------
                                                                 356,550
                                                               ----------
      1.2% CHEMICALS
    5,000  CABOT CORP.    ....................................   117,500
      2.3% COMPUTER SOFTWARE
    4,600  REYNOLDS & REYNOLDS, INC., CLASS A  ...............   128,800
    2,500  WIND RIVER SYSTEMS*  ..............................    93,750
                                                               ----------
                                                                 222,550
                                                               ----------
      2.9% COMPUTERS/COMPUTER HARDWARE
    2,000  GATEWAY 2000 INC.*   ..............................   117,500
    4,000  STORAGE TECHNOLOGY CORP.*  ........................   167,000
                                                               ----------
                                                                 284,500
                                                               ----------
      4.2% CONSUMER PRODUCTS
    2,400  DANAHER CORP.  ....................................   103,800
    6,000  FIRST BRANDS CORP.   ..............................   149,250
    6,000  FURNITURE BRANDS INTERNATIONAL, INC.*  ............    88,500
    1,500  LANCASTER COLONY CORP.  ...........................    68,625
                                                               ----------
                                                                 410,175
                                                               ----------
      2.5% DIVERSIFIED
    2,500  AMERICAN STANDARD COMPANIES, INC.*  ...............   112,500
    3,000  HARNISCHFEGER INDUSTRIES, INC.   ..................   131,625
                                                               ----------
                                                                 244,125
                                                               ----------
     11.0% ELECTRONICS / ELECTRICAL EQUIPMENT
    5,600  ADAPTEC, INC. *   .................................   213,150
    4,000  ATMEL CORP.*   ....................................   149,500
    5,000  ESTERLINE TECHNOLOGIES CORP.*    ..................   126,250
    5,000  MICRON ELECTRONICS, INC.*  ........................    96,875
    3,500  UCAR INTERNATIONAL, INC.*  ........................   150,500
    5,000  WATERS CORP.*  ....................................   150,625
    4,000  XILINX, INC.*  ....................................   180,500
                                                               ----------
                                                               1,067,400
                                                               ----------
      5.0% FINANCIAL SERVICES
    6,000  COUNTRYWIDE CREDIT INDUSTRIES, INC.    ............   174,750
    4,000  GREEN TREE FINANCIAL CORP.    .....................   150,000
    3,000  THE PMI GROUP, INC.  ..............................   164,250
                                                               ----------
                                                                 489,000
                                                               ----------

  Shares                         Issuer                          Value
---------                        ------                        ----------
      2.5% FOOD/BEVERAGE PRODUCTS
    4,000  COCA-COLA ENTERPRISES, INC.   ..................... $ 247,000
                                                               ----------
      8.7% HEALTH CARE / HEALTH CARE SERVICES
    5,000  ASSISTED LIVING CONCEPTS*  ........................    93,750
    2,500  HBO & CO.   .......................................   144,062
    4,000  PHYCOR, INC.*  ....................................   121,500
    3,000  STERIS CORP.*  ....................................    75,750
    6,750  TENET HEALTHCARE CORP.*    ........................   183,094
    6,700  UNIVERSAL HEALTH SERVICES, INC., CLASS B *   ......   228,637
                                                               ----------
                                                                 846,793
                                                               ----------
      1.4% HOME BUILDING CONSTRUCTION
   10,000  PACIFIC GREYSTONE CORP.*   ........................   141,250
                                                               ----------
      1.8% HOTELS/OTHER LODGING
    7,000  HILTON HOTELS CORP.  ..............................   175,875
                                                               ----------
      4.6% INSURANCE
    3,000  AMERICAN BANKERS INSURANCE GROUP, INC.    .........   165,375
    1,900  RELIASTAR FINANCIAL CORP.  ........................   117,800
    2,000  TRANSATLANTIC HOLDINGS, INC.  .....................   168,750
                                                               ----------
                                                                 451,925
                                                               ----------
      3.4% MANUFACTURING
    3,500  KENNAMETAL INC.   .................................   143,500
    6,000  PENTAIR, INC.  ....................................   188,250
                                                               ----------
                                                                 331,750
                                                               ----------
      3.4% OIL & GAS
    4,000  SMITH INTERNATIONAL *   ...........................   162,500
    4,000  TIDEWATER, INC.   .................................   172,000
                                                               ----------
                                                                 334,500
                                                               ----------
      1.2% PAPER/FOREST PRODUCTS
    3,500  BOISE CASCADE CORP.  ..............................   115,063
                                                               ----------
      2.3% PHARMACEUTICALS
    8,000  PAREXEL INTERNATIONAL CORP.*  .....................   224,000
                                                               ----------
      1.5% PIPELINES
    2,600  COLUMBIA GAS SYSTEM, INC.  ........................   152,750
                                                               ----------
      1.6% REAL ESTATE INVESTMENT TRUST
    6,600  OASIS RESIDENTIAL, INC.    ........................   152,625
                                                               ----------
      1.1% RESTAURANTS/FOOD SERVICES
    5,000  WENDY'S INTERNATIONAL, INC.   .....................   103,750
                                                               ----------
      4.1% RETAILING
    3,000  DILLARD DEPARTMENT STORES, INC., CLASS A  .........    90,375
    5,000  HOLLYWOOD ENTERTAINMENT CORP.*   ..................   120,000
    2,500  MSC INDUSTRIAL DIRECT CO., INC.*    ...............    82,500
    5,000  STAGE STORES, INC.*  ..............................   106,250
                                                               ----------
                                                                 399,125
                                                               ----------
      2.0% STEEL
   10,500  BIRMINGHAM STEEL CORP.  ...........................   190,312
                                                               ----------
      2.9% TELECOMMUNICATIONS
    2,500  CINCINNATI BELL, INC.   ...........................   155,000
    2,000  GEOTEL COMMUNICATIONS CORP.*  .....................    31,500
    5,000  OCTEL COMMUNICATIONS CORP.*   .....................    91,250
                                                               ----------
                                                                 277,750
                                                               ----------


                       See notes to financial statements.

                                                       Capital Growth Portfolio
                            Portfolio of Investments February 28, 1997 Unaudited


 Shares                   Issuer                          Value
---------                 ------                         ----------
      1.7% TEXTILES
    4,000  LIZ CLAIBORNE, INC.   ....................    $ 162,000
                                                         ----------
      4.2% UTILITIES
    5,000  SIERRA PACIFIC RESOURCES    ..............      146,250
   10,000  TNP ENTERPRISES, INC.    .................      261,250
                                                         ----------
                                                           407,500
                                                         ----------
      2.9% WHOLESALING
   12,500  INGRAM MICRO, INC., CLASS A*   ...........      284,375
                                                         ----------
           TOTAL COMMON STOCK
           (COST $7,060,745)  .......................     8,750,681
                                                         ----------

 Principal
   Amount                        Issuer                   Value
------------                     ------                -----------
              SHORT-TERM INVESTMENTS--7.1%
              TIME DEPOSIT--7.1%
  $ 689,000   NATIONS BANKCORP., 5.375%, DUE 03/03/97
              (COST $689,000) ........................ $  689,000
                                                       -----------
       96.9%  TOTAL INVESTMENTS
              (COST $7,749,745)  ..................... $9,439,681
                                                       ===========


                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments February 28, 1997 Unaudited


                                                                 Value
 Shares                          Issuer                          (USD)
 ------                          ------                          ------
           LONG-TERM INVESTMENTS--90.6%
           COMMON STOCK--90.2%
           ARGENTINA--0.4%
           BANKING
    575    BANCO FRANCES DEL RIO DE LA PLATA SA, ADS *   ...... $16,459
                                                                --------
           AUSTRALIA--1.2%
           BANKING
    700    COMMONWEALTH BANK OF AUSTRALIA    ..................   6,971
  1,100    NATIONAL AUSTRALIA BANK, LTD.  .....................  13,861
  1,600    ST GEORGE BANK LTD.   ..............................   9,571
           ENTERTAINMENT/LEISURE
  2,000    TABCORP HOLDINGS LTD.    ...........................   9,182
           MULTI-MEDIA
  1,800    PUBLISHING & BROADCASTING LTD.    ..................   9,019
           OIL & GAS
  9,000    ENERGY EQUITY CORP. LTD. *  ........................   9,579
                                                                --------
                                                                 58,183
                                                                --------
           AUSTRIA--2.1%
           OIL & GAS
    316    OMV AG    ..........................................  37,259
           STEEL
    893    BOEHLER-UDDEHOLM AG   ..............................  61,709
                                                                --------
                                                                 98,968
                                                                --------
           BRAZIL--2.0%
           TELECOMMUNICATIONS
    450    TELECOMUNICACOES BRASILEIRAS SA,--TELEBRAE
           ADR    .............................................  43,650
           UTILITIES
  2,300    CENTRAIS ELECTRICAS BRASILEIRAS S/A-
           ELECTROBRAS, ADR   .................................  51,486
                                                                --------
                                                                 95,136
                                                                --------
           CHILE--0.4%
           FOOD/BEVERAGE PRODUCTS
    900    COMPANIA CERVECERIAS UNIDAS SA, ADR  ...............  17,389
                                                                --------
           CHINA--0.2%
           AUTOMOTIVE
 13,000    QINGLING MOTORS COMPANY LTD.-H    ..................   7,890
                                                                --------
           FRANCE--9.2%
           AUTOMOTIVE
    295    EQUIPMENTS ET COMPOSANTS POUR L'INDUSTRIE
           AUTOMOBILE   .......................................  50,750
           BANKING
    900    BANQUE NATIONALE DE PARIS   ........................  40,841
           CHEMICALS
  1,200    RHONE-POULENC RORER, INC.   ........................  42,131
           COMPUTER SOFTWARE
    525    CAP GEMINI SOGETI SA  ..............................  31,446
    115    GROUP AXIME *   ....................................  14,737
           FINANCIAL SERVICES
    426    CETELEM GROUP *    .................................  52,797

                                                                 Value
 Shares                           Issuer                         (USD)
---------                         ------                        --------
           FRANCE (cont'd)
           FOOD/BEVERAGE PRODUCTS
  1,770    REMY COINTREAU  .................................... $46,141
           INSURANCE
    875    AGF (ASSURANCES GENERALES DE FRANCE)    ............  30,797
           MANUFACTURING
    250    COMPAGNIE DE SAINT GOBAIN   ........................  36,865
           TIRE & RUBBER
    670    MICHELIN (CGDE), B SHARES   ........................  41,965
           UTILITIES
    349    COMPAGNIE GENERALE DES EAUX    .....................  48,584
                                                                --------
                                                                437,054
                                                                --------
           GERMANY--6.4%
           AUTOMOTIVE
    700    DAIMLER-BENZ AG    .................................  50,854
           CHEMICALS
  1,330    BASF AG   ..........................................  49,120
                                                                --------
           CONSUMER PRODUCTS
    598    ADIDAS AG    .......................................  57,299
  1,796    PUMA AG   ..........................................  62,868
           INSURANCE
     14    ALLIANZ AG HOLDING    ..............................  27,286
           UTILITIES
    960    VEBA GROUP PLC  ....................................  55,020
                                                                --------
                                                                302,447
                                                                --------
           HONG KONG--6.4%
           BANKING
  2,000    DAO HENG BANK GROUP, LTD.   ........................  10,279
  3,000    GUOCO GROUP LTD.   .................................  16,814
  2,000    HANG SENG BANK LTD.   ..............................  23,116
           DIVERSIFIED
  8,000    FIRST PACIFIC COMPANY LTD.  ........................  11,209
  8,000    GUANGDONG INVESTMENTS, LTD.    .....................   7,800
  3,000    HUTCHISON WHAMPOA  .................................  22,857
  2,500    SWIRE PACIFIC, LTD., CLASS A   .....................  21,469
           FINANCIAL SERVICES
  1,800    HSBC HOLDINGS PLC  .................................  43,932
           REAL ESTATE
  8,000    AMOY PROPERTIES LTD. (HONG KONG)  ..................   9,556
  3,000    CHEUNG KONG (HOLDINGS) LTD.    .....................  28,668
  2,000    CHINA RESOURCES ENTERPRISES LTD.  ..................   4,494
     12    HENDERSON CHINA HOLDINGS LTD.  .....................      26
  3,000    HONG KONG LAND HOLDINGS LTD.   .....................   8,550
  5,000    HYSAN DEVELOPMENT CO., LTD.    .....................  17,240
  3,000    NEW WORLD DEVELOPMENT COMPANY, LTD.*    ............  18,596
 14,000    SINO LAND CO.   ....................................  16,181
  2,000    SUN HUNG KAI PROPERTIES LTD.   .....................  23,116
  5,000    WHEELOCK & CO., LTD.  ..............................  13,430
           SHIPPING/TRANSPORTATION
 12,000    GUANGSHEN RAILWAY CO., LTD.-H  .....................   5,811
                                                                --------
                                                                303,144
                                                                --------


                       See notes to financial statements.

                                                 International Equity Portfolio
                            Portfolio of Investments February 28, 1997 Unaudited


                                                          Value
 Shares                       Issuer                      (USD)
 ------                       ------                      -----
           INDIA--0.1%
           HOTELS/OTHER LODGING
    280    INDIAN HOTELS CO. LTD., GDR#  ............... $ 6,412
           INDONESIA--0.7%
           AUTOMOTIVE
  1,500    PT ASTRA INTERNATIONAL (FOREIGN)    .........   5,130
           CONSTRUCTION MATERIALS
  1,000    PT SEMEN GRESIK, (FOREIGN)    ...............   2,951
           CONSUMER PRODUCTS
  1,000    PT GUDANG GARAM   ...........................   4,870
           DIVERSIFIED
  1,000    PT BAKRIE & BROTHERS (FOREIGN)   ............     458
  8,500    PT BIMANTARA CITRA (FOREIGN)  ...............  12,409
           HEALTH CARE / HEALTH CARE SERVICES
  3,000    PT DARYA VARIA LAB (FOREIGN)  ...............   4,724
           METALS/MINING
  1,000    PT TAMBANG TIMAH (FOREIGN)    ...............   1,721
           REAL ESTATE
  1,500    PT MULIALAND (FOREIGN)  .....................   1,721
                                                         --------
                                                          33,984
                                                         --------
           IRELAND--1.4%
           BANKING
  2,838    BANK OF IRELAND   ...........................  28,900
           INSURANCE
  6,900    IRISH LIFE PLC    ...........................  34,963
                                                         --------
                                                          63,863
                                                         --------
           ITALY--3.5%
           BANKING
 19,000    CREDITO ITALIANO  ...........................  26,053
           FINANCIAL SERVICES
  5,400    ISTITUTO MOBILIARE ITALIANO SPA  ............  46,776
           MACHINERY & ENGINEERING EQUIPMENT
  7,000    DANIELI & CO.  ..............................  50,979
           TELECOMMUNICATIONS
 17,000    TELECOM ITALIA MOBILE SPA  ..................  44,398
                                                         --------
                                                         168,206
                                                         --------
           JAPAN--17.4%
           AUTOMOTIVE
  2,000    HONDA MOTOR CO. LTD.    .....................  61,999
  1,000    TOYOTA MOTOR CORP.   ........................  25,680
           COMPUTERS/COMPUTER HARDWARE
  3,000    FUJITSU LTD.   ..............................  29,670
           CONSUMER PRODUCTS
    300    SONY CORP.  .................................  21,716
  1,000    TDK CORP.   .................................  67,151
           ELECTRONICS / ELECTRICAL EQUIPMENT
  1,000    AIWA COMPANY LTD.    ........................  18,699
  1,000    CANON, INC.    ..............................  20,943
  3,000    HITACHI LTD.   ..............................  25,930
  1,000    HITACHI MAXELL LTD.  ........................  20,112
    300    KEYENCE CORP.  ..............................  36,651
  2,000    KOKUSAI ELECTRIC  ...........................  31,082
  1,000    MURATA MANUFACTURING CO., LTD.   ............  34,656

                                                          Value
 Shares                        Issuer                     (USD)
---------                      ------                    --------
           JAPAN (cont'd)
  3,000    NEC CORP.   ................................. $34,905
    500    SHINKO ELECTRIC INDUSTRIES    ...............  17,203
    400    SMC CORP.   .................................  27,293
  4,000    TOSHIBA CORP.  ..............................  22,605
  4,000    YASKAWA ELECTRIC CORP.*    ..................  13,763
           FINANCIAL SERVICES
    500    ACOM CO. LTD.  ..............................  19,530
           MACHINERY & ENGINEERING EQUIPMENT
  3,000    KOMATSU LTD.   ..............................  22,439
  3,000    MITSUBISHI HEAVY INDUSTRIES LTD.    .........  21,666
           MANUFACTURING
  2,000    FUJI MACHINE MANUFACTURING CO.   ............  51,860
    300    SHIMA SEIKI MANUFACTURING, LTD.  ............  12,840
           METALS/MINING
  1,000    SHOWA ALUMINUM CORP.    .....................   4,646
           PHOTOGRAPHIC EQUIPMENT
  1,000    FUJI PHOTO FILM   ...........................  33,576
           PRINTING & PUBLISHING
  1,000    DAI NIPPON PRINTING CO. LTD.  ...............  16,705
           REAL ESTATE
  2,000    DAIBIRU CORP.  ..............................  18,949
  3,000    HANKYU REALTY  ..............................  22,340
           STEEL
  3,000    YAMATO KOGYO CO., LTD.  .....................  27,176
           TELECOMMUNICATIONS/TELECOMMUNICATION
           EQUIPMENT
  1,000    MATSUSHITA COMMUNICATION INDUSTRIES    ......  26,345
     30    NIPPON TELEGRAPH & TELEPHONE CORP.  .........  21,417
           WAREHOUSING
  4,000    SUMITOMO WAREHOUSE   ........................  20,445
                                                         --------
                                                         829,992
                                                         --------
           MALAYSIA--2.6%
           AGRICULTURAL PRODUCTION/SERVICES
  4,000    KUMPULAN GUTHRIE BHD    .....................   6,959
  2,000    MALAKOFF BHD   ..............................   9,263
           AUTOMOTIVE
  2,000    PERUSAHAAN OTOMOBIL NASIONAL BHD.   .........  13,210
  4,000    TRACTORS MALAYSIA HOLDINGS BHD.  ............   8,377
           CONSTRUCTION
  5,000    SUNWAY BUILDING TECHNOLOGY BHD   ............  19,029
           CONSTRUCTION MATERIALS
  4,000    KEDAH CEMENT HOLDINGS, BHD.   ...............   7,765
  7,000    SUNGEI WAY HOLDINGS BHD.   ..................  20,298
           ENGINEERING/CONSTRUCTION
  2,500    EKRAN BHD.  .................................   8,961
  3,000    PILECON ENGINEERING BHD.   ..................   5,437
           FINANCIAL SERVICES
  2,000    DCB HOLDINGS BHD.    ........................   8,015
           PACKAGING
  2,000    MALAYSIAN PACIFIC INDUSTRIES BHD.   .........   8,296
           SHIPPING/TRANSPORTATION
  2,000    MALAYSIA INTERNATIONAL SHIPPING BHD.   ......   5,276


                       See notes to financial statements.

International Equity Portfolio
Portfolio of Investments February 28, 1997 Unaudited


                                                               Value
 Shares                         Issuer                         (USD)
 ------                         ------                         -----
           MALAYSIA (cont'd)
           TELECOMMUNICATIONS
  2,000    TECHNOLOGY RESOURCES INDUSTRIES BHD.*    ......... $ 4,672
                                                              --------
                                                              125,558
                                                              --------
           MEXICO--1.9%
           DIVERSIFIED
  8,274    ALFA, SA DE C.V., CLASS A    .....................  47,101
           FINANCIAL SERVICES
 10,000    GRUPO FINANCIERO BANAMEX ACCIVAL, SA DE CV
           (BANACCI), SER. B   ..............................  23,652
           HOME BUILDING/ CONSTRUCTION
  1,000    CORPORACION GEO, SA DE C.V., SER. B, ADR*   ......  19,295
                                                              --------
                                                               90,048
                                                              --------
           NETHERLANDS--3.4%
           CHEMICALS
    386    AKZO NOBEL    ....................................  55,625
           FOOD/BEVERAGE PRODUCTS
    930    CSM NV, N.R. CERTIFICATE  ........................  53,363
           PRINTING & PUBLISHING
  2,652    VERENIGDE NEDERLANDSE UITGEVERSBEDRIJVAN
           VERENIGD BEZIT (VNU)   ...........................  54,915
                                                              --------
                                                              163,903
                                                              --------
           PHILIPPINES--0.4%
           CONSTRUCTION
  6,000    DMCI HOLDINGS INC.  ..............................   4,443
           FOOD/BEVERAGE PRODUCTS
  1,300    SAN MIGUEL CORP., CLASS B    .....................   4,838
           REAL ESTATE
  6,150    AYALA LAND, INC., CLASS B    .....................   7,357
  5,900    EMPIRE EAST LAND HOLDINGS, INC.    ...............   2,745
  3,700    FILINVEST LAND INC.    ...........................   1,237
                                                              --------
                                                               20,620
                                                              --------
           PORTUGAL--2.3%
           TELECOMMUNICATIONS
  1,456    PORTUGAL TELECOM SA*   ...........................  51,093
    700    TELECEL-COMUNICACAOES PESSOAIS, SA    ............  57,959
                                                              --------
                                                              109,052
                                                              --------
           SINGAPORE--0.8%
           BANKING
  1,000    DEVELOPMENT BANK OF SINGAPORE, LTD. (FOREIGN)       13,259
           ELECTRONICS / ELECTRICAL EQUIPMENT
  5,000    SUNRIGHT LTD.    .................................   5,752
           FOOD/BEVERAGE PRODUCTS
  1,000    FRASER & NEAVE LTD.    ...........................   8,979
           REAL ESTATE
  2,000    SINGAPORE LAND LTD.    ...........................  11,294
                                                              --------
                                                               39,284
                                                              --------

                                                               Value
 Shares                          Issuer                        (USD)
---------                        ------                       --------
            SPAIN--0.7%
           UTILITIES
    537    EMPRESA NACIONAL DE ELECTRICIDAD, SA
           (ENDESA)   ....................................... $32,813
                                                              --------
           SWEDEN--2.2%
           BANKING
  2,600    SPARBANKEN SVERIGE AB, SWEDBANK, A SHARES   ......  51,436
           ENGINEERING SERVICES
    250    ABB AB, A SHARES    ..............................  28,237
           STEEL
  2,600    AVESTA-SHEFFIELD    ..............................  26,413
                                                              --------
                                                              106,086
                                                              --------
           SWITZERLAND--3.9%
           BANKING
    343    SCHWEIZERISCHE BANKVEREIN, REGISTERED
           SHARES  ..........................................  65,185
           PHARMACEUTICALS
    107    NOVARTIS AG (REGISTERED)  ........................ 122,809
                                                              --------
                                                              187,994
                                                              --------
           THAILAND--0.3%
           ENERGY
  2,000    COGENERATION PUBLIC CO., (FOREIGN)*   ............   6,990
           METALS/MINING
    100    BANPU PUBLIC CO., LTD. (FOREIGN)   ...............   1,707
    100    BANPU PUBLIC CO., LTD. (LOCAL)  ..................   1,614
           OIL & GAS
    400    PTT EXPLORATION AND PRODUCTION PUBLIC CO.,
                 LTD.    ....................................   5,468
                                                              --------
                                                               15,779
                                                              --------
           UNITED KINGDOM--20.3%
           AEROSPACE
  2,412    BRITISH AEROSPACE PLC  ...........................  49,202
           AIRLINES
  4,386    BRITISH AIRPORT AUTHORITY PLC   ..................  37,660
           BANKING
  5,711    NATIONAL WESTMINSTER BANK    .....................  70,578
           BROADCASTING
  2,400    CARLTON COMMUNICATIONS PLC   .....................  20,559
           BUSINESS SERVICES
  2,500    DELPHI GROUP PLC    ..............................  34,215
 13,500    HAMBRO COUNTRYWIDE PLC    ........................  26,065
           CONSTRUCTION
  8,700    CARADON PLC   ....................................  38,981
           CONSTRUCTION MATERIALS
  7,000    BLUE CIRCLE INDUSTRIES PLC   .....................  45,164
  3,715    MEYER INTERNATIONAL PLC   ........................  24,423
           DIVERSIFIED
  9,940    COOKSON GROUP PLC   ..............................  38,342



                       See notes to financial statements.

                                                 International Equity Portfolio
                            Portfolio of Investments February 28, 1997 Unaudited


                                                                     Value
 Shares                            Issuer                            (USD)
 ------                            ------                            ------
            UNITED KINGDOM (cont'd)
            ENGINEERING SERVICES
   17,200   APV PLC  ............................................. $   20,317
   18,192   SENIOR ENGINEERING GROUP PLC  ........................     35,272
            FOOD/BEVERAGE PRODUCTS
    5,745   ALLIED DOMECQ PLC    .................................     40,905
            HOTELS/OTHER LODGING
    4,195   GREENALLS GROUP PLC  .................................     38,139
   11,859   JARVIS HOTELS PLC*   .................................     34,200
            INDUSTRIAL COMPONENTS
    2,480   MCKECHNIE GROUP PLC  .................................     23,032
            INSURANCE
    3,013   PRUDENTIAL CORP. PLC    ..............................     28,031
            MACHINERY & ENGINEERING EQUIPMENT
    4,865   POWERSCREEN INTERNATIONAL PLC    .....................     49,303
            OIL & GAS
    1,600   BRITISH-BORNEO PETRO SYNDICATE PLC  ..................     32,065
    2,145   SHELL TRANSPORT & TRADING PLC    .....................     36,434
            REAL ESTATE
    4,187   MEPC PLC    ..........................................     31,517
   17,904   TBI PLC  .............................................     24,358
            RESTAURANTS/FOOD SERVICES
    2,347   COMPASS GROUP PLC    .................................     28,106
            RETAILING
    4,052   BOOTS COMPANY, PLC   .................................     44,695
    3,724   GREAT UNIVERSAL STORES PLC    ........................     39,621
            SECURITY SERVICES
    3,429   CHUBB SECURITY PLC   .................................     23,716
            UTILITIES
    6,790   NATIONAL POWER PLC   .................................     54,651
                                                                   -----------
                                                                      969,551
                                                                   -----------
            TOTAL COMMON STOCK
            (COST $3,973,465) ....................................  4,299,815
                                                                   -----------
            STOCK RIGHTS--0.1%
            MALAYSIA
            CONSTRUCTION MATERIALS
      400   SUNGEI WAY HOLDINGS BHD RIGHTS, EXPIRES
            6/29/99  .............................................        435
                                                                   -----------
            SWITZERLAND
            CHEMICALS
       82   CIBA SPECIALTY CHEMICALS AG, RIGHTS, EXPIRES
            3/11/97  .............................................      5,195
                                                                   -----------
            TOTAL STOCK RIGHTS
            (COST $725) ..........................................      5,630
                                                                   -----------

                                                                     Value
 Shares                            Issuer                            (USD)
 ------                            ------                            ------
            WARRANTS--0.3%
            MALAYSIA
            CONSTRUCTION
    4,000   SUNWAY BUILDING TECHNOLOGY, BHD., 3.0% RULE,
            REDEEMABLE, UNSECURED   .............................. $    1,305
    1,600   SUNWAY BUILDING TECHNOLOGY, BHD., EXPIRES
            7/1/01   .............................................      2,888
            DIVERSIFIED
   11,750   INDUSTRIAL OXYGEN INC., BHD., EXPIRES 4/30/00   ......      8,755
                                                                   -----------
            TOTAL WARRANTS
            (COST $2,349)  .......................................     12,948
                                                                   -----------
            TOTAL LONG-TERM INVESTMENTS
            (COST $3,976,539) ....................................  4,318,393
                                                                   -----------
            SHORT-TERM INVESTMENTS--20.6%
            COMMERCIAL PAPER--19.3%
            UNITED STATES
 $922,000   HOUSEHOLD FINANCE CORP.,   ...........................    922,000
                                                                   -----------
            MONEY MARKET DEPOSIT ACCOUNT--0.2%
            UNITED STATES
            BANKING
    8,006   CHASE MANHATTAN BANK**  ..............................      8,006
                                                                   -----------
                      U.S. TREASURY OBLIGATION--1.1%
   55,000             U.S. TREASURY BILL, 5/29/97,    ............     54,313
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS
            (COST $984,319)   ....................................    984,319
                                                                   -----------
            TOTAL INVESTMENTS--111.2%
            (COST $4,960,858) .................................... $5,302,712
                                                                   ===========

** Affiliatied issuer.


PURCHASED INDEX FUTURES OUTSTANDING

                                             Nominal      Unrealized
                  Expiration    Number of    Value at    Appreciation
Description          Date       Contracts    2/28/97    (Depreciation)
---------------- ------------- ------------ ----------- ----------------
TSE TOPIX         Mar 97        1            $166,739        $ 50,187
DOW Taiwan IDX    Mar 97        1              46,250            (125)
                                             ---------       --------
                                             $212,989        $ 50,062
                                             =========       ========


                       See notes to financial statements.

Asset Allocation Portfolio
Portfolio of Investments February 28, 1997 Unaudited


 Shares                          Issuer                          Value
 ------                          ------                          -----
           LONG-TERM INVESTMENTS--91.5%
           COMMON STOCK--47.3%
     0.6%  AEROSPACE
     400   ALLIED-SIGNAL, INC.  .............................. $ 28,900
                                                               ---------
     0.5%  AGRICULTURAL PRODUCTION/SERVICES
     500   CASE CORP.  .......................................   25,938
                                                               ---------
     0.5%  AIRLINES
     200   AMR CORP. *    ....................................   15,725
     400   CONTINENTAL AIRLINES, INC., CLASS B*   ............   11,450
                                                               ---------
                                                                 27,175
                                                               ---------
     0.2%  AUTOMOTIVE
     300   LEAR CORP.*    ....................................   11,700
                                                               ---------
     2.9%  BANKING
     300   BANK OF BOSTON CORP.    ...........................   22,612
     200   CITICORP    .......................................   23,350
     200   FIRST UNION CORP.    ..............................   17,550
   1,200   NATIONSBANK CORP.    ..............................   71,850
     100   ZIONS BANCORPORATION    ...........................   12,450
                                                               ---------
                                                                147,812
                                                               ---------
     0.4%  BUSINESS SERVICES
     500   CERIDIAN CORP.*   .................................   19,563
                                                               ---------
     1.3%  CHEMICALS
     800   CABOT CORP.    ....................................   18,800
     200   DOW CHEMICAL CO.  .................................   16,200
     300   DUPONT (EI) DENEMOURS   ...........................   32,175
                                                               ---------
                                                                 67,175
                                                               ---------
     2.4%  COMPUTER SOFTWARE
   1,100   CISCO SYSTEMS, INC.*    ...........................   61,187
   1,400   COMPUTER ASSOCIATES INTERNATIONAL   ...............   60,900
                                                               ---------
                                                                122,087
                                                               ---------
     2.7%  COMPUTERS/COMPUTER HARDWARE
     700   EMC CORP.*  .......................................   25,200
     200   INTEL CORP.    ....................................   28,375
     400   INTERNATIONAL BUSINESS MACHINES CORP.  ............   57,500
     800   SUN MICROSYSTEMS, INC.*    ........................   24,700
                                                               ---------
                                                                135,775
                                                               ---------
     0.8%  CONSTRUCTION MACHINERY
     500   CATERPILLAR TRACTOR, INC.  ........................   39,188
                                                               ---------
     4.0%  CONSUMER PRODUCTS
     800   AVON PRODUCTS, INC.  ..............................   46,600
     700   BLACK & DECKER CORP.    ...........................   22,137
   1,700   FIRST BRANDS CORP.   ..............................   42,288
     500   PHILIP MORRIS COMPANIES, INC.    ..................   67,562
     300   RALSTON-RALSTON PURINA GROUP  .....................   24,638
                                                               ---------
                                                                203,225
                                                               ---------
     0.2%  DIVERSIFIED
     200   HARNISCHFEGER INDUSTRIES, INC.   ..................    8,775
                                                               ---------
     0.4%  ELECTRONICS / ELECTRICAL EQUIPMENT
     600   ATMEL CORP.*   ....................................   22,425
                                                               ---------

  Shares                          Issuer                         Value
--------- ---------------------------------------------------- ----------
     1.1%  ENTERTAINMENT/LEISURE
   1,600   CARNIVAL CRUISE LINES, CLASS A   .................. $ 56,400
                                                               ---------
     2.2%  FINANCIAL SERVICES
     800   COUNTRYWIDE CREDIT INDUSTRIES, INC.    ............   23,300
   1,900   GREEN TREE FINANCIAL CORP.    .....................   71,250
     300   THE PMI GROUP, INC.  ..............................   16,425
                                                               ---------
                                                                110,975
                                                               ---------
     1.0%  FOOD/BEVERAGE PRODUCTS
     500   CONAGRA, INC.  ....................................   26,500
     700   PEPSICO., INC.    .................................   23,012
                                                               ---------
                                                                 49,512
                                                               ---------
     2.4%  HEALTH CARE / HEALTH CARE SERVICES
   1,200   COLUMBIA/HCA HEALTHCARE CORP.    ..................   50,400
     800   HEALTHSOUTH CORP.*   ..............................   32,200
     800   STERIS CORP.*  ....................................   20,200
     500   UNIVERSAL HEALTH SERVICES, INC., CLASS B *   ......   17,063
                                                               ---------
                                                                119,863
                                                               ---------
     1.7%  INSURANCE
   1,100   ALLSTATE CORP.    .................................   69,713
     300   AMERICAN BANKERS INSURANCE GROUP, INC.    .........   16,537
                                                               ---------
                                                                 86,250
                                                               ---------
     2.3%  MANUFACTURING
     500   JOHNSON CONTROLS  .................................   42,125
     300   KENNAMETAL INC.   .................................   12,300
     400   PENTAIR, INC.  ....................................   12,550
     800   TYCO INTERNATIONAL LTD.    ........................   47,200
                                                               ---------
                                                                114,175
                                                               ---------
     1.1%  METALS/MINING
     800   ALUMINUM CO. OF AMERICA (ALCOA)  ..................   57,000
                                                               ---------
     0.5%  OFFICE / BUSINESS EQUIPMENT
     400   XEROX CORP.    ....................................   25,000
                                                               ---------
     5.8%  OIL & GAS
     200   BRITISH PETROLEUM PLC, ADR (UNITED KINGDOM)  ......   26,475
   1,100   COASTAL CORP.  ....................................   50,050
     500   HALLIBURTON COMPANY  ..............................   32,313
     400   MOBIL CORP.    ....................................   49,100
     400   MURPHY OIL CORP.  .................................   18,550
     400   TEXACO, INC.   ....................................   39,550
     400   TIDEWATER, INC.   .................................   17,200
   1,200   WILLIAMS COMPANIES, INC.   ........................   52,500
                                                               ---------
                                                                285,738
                                                               ---------
     0.4%  PAPER/FOREST PRODUCTS
     300   WILLAMETTE INDUSTRIES, INC.   .....................   19,200
                                                               ---------
     2.6%  PHARMACEUTICALS
     200   BRISTOL-MYERS SQUIBB CO.   ........................   26,100
     900   JOHNSON & JOHNSON    ..............................   51,862
     700   SMITHKLINE BEECHAM PLC, ADR (UNITED KINGDOM)          51,975
                                                               ---------
                                                                129,937
                                                               ---------


                       See notes to financial statements.

                                                     Asset Allocation Portfolio
                            Portfolio of Investments February 28, 1997 Unaudited


 Shares                          Issuer                          Value
---------                        ------                        ----------
     1.1%  PHOTOGRAPHIC EQUIPMENT
     600   EASTMAN KODAK CO.    .............................. $  53,775
                                                               ----------
     0.4%  PRINTING & PUBLISHING
     500   NEW YORK TIMES COMPANY, CLASS A  ..................    22,250
                                                               ----------
     0.2%  RESTAURANTS/FOOD SERVICES
     600   WENDY'S INTERNATIONAL, INC.   .....................    12,450
                                                               ----------
     2.7%  RETAILING
     600   FEDERATED DEPARTMENT STORES *    ..................    20,850
   1,700   GAP, INC.   .......................................    56,100
   1,100   KROGER CO.*    ....................................    58,300
                                                               ----------
                                                                 135,250
                                                               ----------
     0.7%  SHIPPING/TRANSPORTATION
     400   BURLINGTON NORTHERN, INC.  ........................    33,300
                                                               ----------
     1.9%  TELECOMMUNICATIONS
   1,400   BELLSOUTH CORP.   .................................    65,625
     700   SPRINT CORP.   ....................................    31,850
                                                               ----------
                                                                  97,475
                                                               ----------
     0.2%  TEXTILES
     300   LIZ CLAIBORNE, INC.  ..............................    12,150
                                                               ----------
     2.1%  UTILITIES
   1,400   FPL GROUP INC.    .................................    63,700
     500   SIERRA PACIFIC RESOURCES   ........................    14,625
     600   TEXAS UTILITIES CO.  ..............................    24,225
                                                               ----------
                                                                 102,550
                                                               ----------
           TOTAL COMMON STOCK
           (COST $2,121,748) ................................. 2,382,988
                                                               ----------
           CONVERTIBLE PREFERRED STOCK--1.5%
           CONSUMER PRODUCTS
   2,400   RJR NABISCO HOLDINGS CORP. $0.6012, SER. C   ......    17,100
           FINANCIAL SERVICES
     500   SUNAMERICA INC., $3.188, 10/31/99 SER. ............    21,062
           OIL & GAS
     800   ENRON CORP., 6.25% EXCHANGE NOTES, 12/13/98,
           ACES  .............................................    16,700
           PAPER/FOREST PRODUCTS
     400   INTERNATIONAL PAPER CAPITAL CORP., 5.25% #   ......    18,782
                                                               ----------
           TOTAL CONVERTIBLE PREFERRED STOCK
           (COST $72,170) ....................................    73,644
                                                               ----------


Principal
  Amount                                                           Value
  (USD)                           Issuer                          (USD)
-----------                       ------                        -----------
             CORPORATE NOTES AND BONDS--6.4%
             AEROSPACE
 $100,000    LOCKHEED MARTIN CORP., 7.45%, DUE 6/15/04   ...... $  102,631
             FINANCIAL SERVICES
  100,000    CORP ANDINA DE FOMENTO, 7.375%, DUE 7/21/00
             (VENEZUELA)   ....................................    101,509
  100,000    GENERAL ELECTRIC CAPITAL CORP., MTN, 9.180%,
             DUE 12/30/08  ....................................    118,734
                                                                -----------
             TOTAL CORPORATE NOTES AND BONDS
             (COST $322,469)  .................................    322,874
                                                                -----------
             COLLATERALIZED MORTGAGE OBLIGATION--2.0%
  100,000    FEDERAL HOME LOAN MORTGAGE CORP., SER. 1865,
             CLASS G, 8.000%, DUE 8/15/24
             (COST $103,280)  .................................    101,185
                                                                -----------
             U.S. GOVERNMENT OBLIGATIONS--29.3%
             U.S. TREASURY NOTES,
  100,000    8.750%, DUE 08/15/00   ...........................    107,469
  550,000    7.875%, DUE 11/15/04   ...........................    593,400
  200,000    8.250%, DUE 07/15/98   ...........................    206,062
  400,000    8.000%, DUE 05/15/01   ...........................    423,812
  125,000    8.500%, DUE 02/15/20   ...........................    147,051
                                                                -----------
             (COST $1,490,960)   ..............................  1,477,794
                                                                -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS--5.0%
  250,000    FEDERAL HOME LOAN BANK, 7.54%, DUE 2/13/98
             (COST $251,151)  .................................    253,790
                                                                -----------
             TOTAL LONG-TERM INVESTMENTS
             (COST $4,361,778)   ..............................  4,612,275
                                                                -----------
             SHORT-TERM INVESTMENTS--7.8%
             TIME DEPOSIT--7.8%
  395,000    NATIONS BANKCORP., 5.375%, DUE 3/03/97
             (COST $395,000)  .................................    395,000
                                                                -----------
             TOTAL INVESTMENTS--99.3%
             (COST $4,756,778)   .............................. $5,007,275
                                                                ===========



                       See notes to financial statements.

U.S. Government Income Portfolio
Portfolio of Investments February 28, 1997
Unaudited

Principal
  Amount                          Issuer                           Value
-----------                       ------                        -----------
              LONG-TERM INVESTMENTS--81.2%
              U.S. GOVERNMENT OBLIGATIONS--36.7%
    $300,000  U.S. TREASURY NOTE, 09/30/00, 6.125%   ............ $  298,173
      60,000  U.S. TREASURY BOND, 08/15/05, 10.750%  ............     75,985
     400,000  U.S. TREASURY BOND, 02/15/20, 8.500%   ............    470,564
     400,000  U.S. TREASURY BOND, 08/15/26, 6.750%   ............    393,064
                                                                  -----------
                                                                   1,237,786
                                                                  -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--18.0%
     200,000  FEDERAL FARM CREDIT BANK, 02/13/98, 7.510%   ......    202,968
     200,000  FEDERAL HOME LOAN BANK, 02/13/98, 7.540%  .........    203,032
     200,000  STUDENT LOAN MARKETING ASSOCIATION, 03/03/98,
              7.000%   ..........................................    202,156
                                                                  -----------
                                                                     608,156
                                                                  -----------
              COLLATERALIZED MORTGAGE OBLIGATION--26.5%
     932,069  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
              POOL #3547, 03/15/24, 6.500%  .....................    894,451
                                                                  -----------
              TOTAL LONG-TERM INVESTMENTS
              (COST $2,731,844) .................................  2,740,393
                                                                  -----------
              SHORT-TERM INVESTMENTS--18.3%
              U.S. GOVERNMENT OBLIGATIONS--18.3%
     630,000  U.S. TREASURY BILL, 07/24/97, 5.115%
              (COST $617,020)   .................................    617,020
                                                                  -----------
              TOTAL INVESTMENTS--99.5%
              (COST $3,348,864) ................................. $3,357,413
                                                                  ===========

Money Market Portfolio
Portfolio of Investments February 28, 1997
Unaudited

Principal
  Amount                          Issuer                           Value
-----------                       ------                        -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--93.0%
   $ 500,000  FEDERAL FARM CREDIT BANK, DISCOUNT NOTE, DUE
              03/04/97, 5.240%   .............................. $  499,782
     500,000  FEDERAL HOME LOAN BANK, DISCOUNT NOTE, DUE
              04/10/97, 5.140%   ..............................    497,144
   1,500,000  FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT
              NOTE, DUE 03/05/97, 5.150%  .....................  1,499,141
     470,000  STUDENT LOAN MORTGAGE ASSOCIATION, DUE
              03/03/97, 5.220%   ..............................    469,864
                                                                -----------
                                                                 2,965,931
                                                                -----------
              COMMERCIAL PAPER--7.1%
     120,000  CIESCO L.P., DUE 03/11/97, 5.300%    ............    119,823
     105,000  CORPORATE ASSET FUNDING CO., INC., DUE 03/12/97,
              5.280%    .......................................    104,831
                                                                -----------
                                                                   224,654
                                                                -----------
              TOTAL INVESTMENTS--100.1%
              (COST $3,190,585)**   ........................... $3,190,585
                                                                ===========

             ** = The cost of securities is substantially the same
                       for federal income tax pruposes,
        # = Security may only be sold to qualified institutional buyer.
                      * = Non-income producing securities.
                  ACES = Automatic Common Exchange Securities.
                       ADR = American Depository Receipt.
                        GDR = Global Depository Receipt.
                            MTN = Medium Term Note.

                       See notes to financial statements.

                                             Statement of Assets and Liabilities
                                                   February 28, 1997 (Unaudited)

                                                            Growth and      Capital
                                                              Income         Growth
                                                             Portfolio     Portfolio
                                                           -------------- -------------
ASSETS:
 Investment securities, at value (Note 1)                   $11,003,401    $9,439,681
 Cash                                                                --           592
 Foreign Currency (Cost $71,389)                                     --            --
 Other assets                                                       549           510
 Receivables:
  Open forward foreign currency contracts                            --            --
  Investment securities sold                                         --       342,974
  Dividends and Interest                                         22,640         5,717
  Expense reimbursement from Distributor                             --            --
  Fund shares sold                                                3,257         2,757
  Other receivable                                                   --           166
                                                            ------------   -----------
   TOTAL ASSETS                                              11,029,847     9,792,397
                                                            ------------   -----------
LIABILITIES:
 Payable for investment securities purchased                         --        30,000
 Payable for open forward foreign currency contracts                 --            --
 Payable for Fund shares redeemed                                   583           493
 Variation Margin Payable                                            --            --
 Payable to custodian                                               289            --
 Accrued liabilities: (Note 2)
   Custody fees                                                   4,721         7,352
   Other                                                          9,209        15,188
                                                            ------------   -----------
    TOTAL LIABILITIES                                            14,802        53,033
                                                            ------------   -----------
NET ASSETS:
 Paid in capital                                              9,341,275     7,860,191
 Accumulated undistributed net investment income                 29,182        11,051
 Accumulated net realized gain (loss) on investment
  transactions                                                  702,625       178,186
 Net unrealized appreciation/depreciation of investments        941,963     1,689,936
                                                            ------------   -----------
     NET ASSETS APPLICABLE TO INVESTORS'
     BENEFICIAL INTERESTS                                   $11,015,045    $9,739,364
                                                            ============   ===========
     Shares of beneficial interest outstanding
     ($.001 par value; unlimited number of shares               845,567       703,329
authorized)
     Net asset value, redemption price per share and
     maximum offering price per share                       $     13.03    $    13.85
     Cost of investments                                    $10,061,438    $7,749,745
                                                            ------------   -----------

[restubbed table]

                                                            International      Asset       U.S. Government      Money
                                                               Equity        Allocation        Income          Market
                                                              Portfolio      Portfolio        Portfolio       Portfolio
                                                           ---------------- ------------- ------------------ ------------
ASSETS:
 Investment securities, at value (Note 1)                     $ 5,302,712    $5,007,275       $ 3,357,413     $3,190,585
 Cash                                                                  --         1,031                --            188
 Foreign Currency (Cost $71,389)                                   77,556            --                --             --
 Other assets                                                         262           276               188            188
 Receivables:
  Open forward foreign currency contracts                          26,404            --                --             --
  Investment securities sold                                       85,398            --                --             --
  Dividends and Interest                                           14,669        39,571            23,784             --
  Expense reimbursement from Distributor                           60,543         7,777                --          5,467
  Fund shares sold                                                     --           929             2,438             --
  Other receivable                                                     --            --             2,418             42
                                                                -----------  -----------      -----------     -----------
   TOTAL ASSETS                                                 5,567,544     5,056,859         3,386,241      3,196,470
                                                                -----------  -----------      -----------     -----------
LIABILITIES:
 Payable for investment securities purchased                      109,955            --                --             --
 Payable for open forward foreign currency contracts                1,490            --                --             --
 Payable for Fund shares redeemed                                      --            69               378          6,126
 Variation Margin Payable                                           1,379            --                --             --
 Payable to custodian                                             640,357            --             2,874             --
 Accrued liabilities: (Note 2)
   Custody fees                                                     4,623         3,961               308          1,314
   Other                                                           42,975        11,687             9,025            334
                                                                -----------  -----------      -----------     -----------
    TOTAL LIABILITIES                                             800,779        15,717            12,585          7,774
                                                                -----------  -----------      -----------     -----------
NET ASSETS:
 Paid in capital                                                4,581,167     4,622,434         3,337,199      3,188,696
 Accumulated undistributed net investment income                  (24,380)       22,045            30,354              6
 Accumulated net realized gain (loss) on investment
  transactions                                                   (161,309)      146,166            (2,446)            (6)
 Net unrealized appreciation/depreciation of investments          371,287       250,497             8,549             --
                                                                -----------  -----------      -----------     -----------
     NET ASSETS APPLICABLE TO INVESTORS'
     BENEFICIAL INTERESTS                                     $ 4,766,765    $5,041,142       $ 3,373,656     $3,188,696
                                                                ===========  ===========      ===========     ===========
     Shares of beneficial interest outstanding
     ($.001 par value; unlimited number of shares                 467,156       482,627           372,189      3,188,681
authorized)
     Net asset value, redemption price per share and
     maximum offering price per share                         $     10.21    $    10.45       $      9.06     $     1.00
     Cost of investments                                      $ 4,960,858    $4,756,778       $ 3,348,864     $3,190,585
                                                                -----------  -----------      -----------     -----------

[end of restubbed table]

                       See notes to financial statements.

Statement of Operations
For the six months ended February 28, 1997 (Unaudited)

                                                                Growth and     Capital     International
                                                                  Income       Growth         Equity
                                                                Portfolio     Portfolio      Portfolio
                                                               ------------- ------------ ----------------
INVESTMENT INCOME (NOTE 1C):
 Interest                                                        $    24,672  $   30,996      $    6,877
 Dividends                                                            83,740      37,213          24,017
 Foreign taxes withheld                                                 (373)         --          (3,815)
                                                                  ----------  -----------     ----------
    TOTAL INVESTMENT INCOME                                          108,039      68,209          27,079
                                                                  ----------  -----------     ----------
EXPENSES:
 Investment advisory fees (Note 2)                                    29,323      26,781          17,297
 Administration fees (Note 2)                                          9,775       8,927           4,324
 Accounting fees                                                          --          --          31,087
 Custodian fees                                                       22,854      20,373           3,624
 Professional fees                                                    15,747      15,144          15,000
 Trustees fees and expenses                                              244         224             118
 Miscellaneous expenses                                                5,248       4,428           1,200
                                                                  ----------  -----------     ----------
  TOTAL EXPENSES                                                      83,191      75,877          72,650
                                                                  ----------  -----------     ----------
 Less fees waived by the Advisor,
 Administrator & Sub-Administrator (Note 2E)                          39,098      35,708          21,621
 Less amounts borne by VFD (Note 2)                                       --          --          26,686
                                                                  ----------  -----------     ----------
  NET EXPENSES                                                        44,093      40,169          24,343
                                                                  ----------  -----------     ----------
  NET INVESTMENT INCOME                                               63,946      28,040           2,736
                                                                  ----------  -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON:
 Investment transactions                                             810,321     215,448        (135,775)
 Foreign currency transactions                                            --          --          (4,007)
CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON:
 Investments                                                          57,912     788,901         339,086
 Foreign currency contracts and foreign currency translation              --          --          36,901
                                                                  ----------  -----------     ----------
Net realized and unrealized gain (loss)                            1,382,233   1,004,349         236,205
                                                                  ----------  -----------     ----------
Net increase in net assets from operations                       $ 1,446,179  $1,032,389      $  238,941
                                                                  ==========  ===========     ==========

[restubbed table]

                                                                  Asset       U.S. Government     Money
                                                                Allocation        Income          Market
                                                                Portfolio        Portfolio      Portfolio
                                                               ------------- ------------------ -----------
INVESTMENT INCOME (NOTE 1C):
 Interest                                                         $  69,085       $ 105,200         $85,835
 Dividends                                                           21,454              --              --
 Foreign taxes withheld                                                 (87)             --              --
                                                                    --------      ---------        --------
    TOTAL INVESTMENT INCOME                                          90,452         105,200          85,835
                                                                    --------      ---------        --------
EXPENSES:
 Investment advisory fees (Note 2)                                   12,492           7,932           4,024
 Administration fees (Note 2)                                         4,543           3,173           3,218
 Accounting fees                                                         --              --              --
 Custodian fees                                                      11,822           3,391           1,237
 Professional fees                                                   16,623          11,194           5,808
 Trustees fees and expenses                                             114              80              81
 Miscellaneous expenses                                               1,208             503           3,205
                                                                    --------      ---------        --------
  TOTAL EXPENSES                                                     46,802          26,273          17,573
                                                                    --------      ---------        --------
 Less fees waived by the Advisor,
 Administrator & Sub-Administrator (Note 2E)                         17,035          11,105           7,242
 Less amounts borne by VFD (Note 2)                                  10,462           2,478           1,477
                                                                    --------      ---------        --------
  NET EXPENSES                                                       19,305          12,690           8,854
                                                                    --------      ---------        --------
  NET INVESTMENT INCOME                                              71,147          92,510          76,981
                                                                    --------      ---------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON:
 Investment transactions                                            240,426            (820)             --
 Foreign currency transactions                                           --              --              --
CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON:
 Investments                                                        135,380          37,181              --
 Foreign currency contracts and foreign currency translation             --              --              --
                                                                    --------      ---------        --------
Net realized and unrealized gain (loss)                             375,806          36,361              --
                                                                    --------      ---------        --------
Net increase in net assets from operations                        $ 446,953       $ 128,871         $76,981
                                                                    ========      =========        ========

[end of restubbed table]

                       See notes to financial statements.

                                              Statement of Changes in Net Assets
                                                                     (Unaudited)


                                                Growth and Income            Capital Growth           International Equity
                                                    Portfolio                  Portfolio                   Portfolio
                                           --------------------------- -------------------------- -----------------------------
                                             09/01/96        Year        09/01/96       Year       09/01/96         Year
                                             through        Ended        through        Ended       through        Ended
                                             02/28/97      08/31/96      02/28/97     08/31/96     02/28/97       08/31/96
                                             ----------    ----------    ----------   ----------   ----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
 Net investment income                      $    63,946    $   101,413   $    28,040  $   60,589   $    2,736    $     31,819
 Net realized gain (loss) on investment
 and foreign currency transactions              810,321        951,933       215,448     857,222     (139,782)        375,948
 Change in net unrealized appreciation/
 depreciation on investments and foreign
 currency translations                          571,912       (252,165)      788,901      60,856      375,987        (378,878)
                                            ------------    ----------    ----------  -----------  -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     1,446,179        801,181     1,032,389     978,667      238,941          28,889
                                            ------------    ----------    ----------  -----------  -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                         (100,604)       (95,201)      (57,567)    (49,138)     (53,064)        (57,394)
 Net realized gain on
 investment transactions                     (1,052,987)       (79,334)     (921,074)    (74,399)    (346,955)        (68,873)
                                            ------------    ----------    ----------  -----------  -----------    ------------
                                             (1,153,591)      (174,535)     (978,641)   (123,537)    (400,019)       (126,267)
                                            ------------    ----------    ----------  -----------  -----------    ------------
NET INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS                    2,641,116      1,208,079     1,775,661     726,248    1,027,076      (1,483,401)
                                            ------------    ----------    ----------  -----------  -----------    ------------
NET INCREASE (DECREASE)
IN NET ASSETS                                 2,933,704      1,834,725     1,829,409   1,581,378      865,998      (1,580,779)
NET ASSETS:
 Beginning of period                          8,081,341      6,246,616     7,909,955   6,328,577    3,900,767       5,481,546
                                            ------------    ----------    ----------  -----------  -----------    ------------
 End of period                              $11,015,045    $ 8,081,341   $ 9,739,364  $7,909,955   $4,766,765    $  3,900,767
                                            ============    ==========    ==========  ===========  ===========    ============

[restubbed table]



                                                Asset Allocation        U.S. Government Income          Money Market
                                                   Portfolio                  Portfolio                  Portfolio
                                           -------------------------- -------------------------- ---------------------------
                                            09/01/96        Year       09/01/96        Year       09/01/96        Year
                                             through       Ended        through       Ended        through       Ended
                                            02/28/97      08/31/96     02/28/97      08/31/96     02/28/97      08/31/96
                                            ----------    ----------   ----------    ----------   ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
 Net investment income                      $   71,147   $   129,234   $   92,510   $   220,478   $   76,981   $   181,767
 Net realized gain (loss) on investment
 and foreign currency transactions             240,426       524,469         (820)      117,161           --            (6)
 Change in net unrealized appreciation/
 depreciation on investments and foreign
 currency translations                         135,380      (219,331)      37,181      (143,239)          --            --
                                            -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      446,953       434,372      128,871       194,400       76,981       181,761
                                            -----------  ------------  -----------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                        (118,325)     (162,866)    (175,708)     (269,425)     (76,981)     (181,761)
 Net realized gain on
 investment transactions                      (611,347)      (88,726)    (107,377)      (81,018)          --          (134)
                                            -----------  ------------  -----------  ------------  -----------  ------------
                                              (729,672)     (251,592)    (283,085)     (350,443)     (76,981)     (181,895)
                                            -----------  ------------  -----------  ------------  -----------  ------------
NET INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS                   1,290,644    (1,695,297)     533,857    (2,239,862)     238,366    (2,471,888)
                                            -----------  ------------  -----------  ------------  -----------  ------------
NET INCREASE (DECREASE)
IN NET ASSETS                                1,007,925    (1,512,517)     379,643    (2,395,905)     238,366    (2,472,022)
NET ASSETS:
 Beginning of period                         4,033,217     5,545,734    2,994,013     5,389,918    2,950,330     5,422,352
                                            -----------  ------------  -----------  ------------  -----------  ------------
 End of period                              $5,041,142   $ 4,033,217   $3,373,656   $ 2,994,013   $3,188,696   $ 2,950,330
                                            ===========  ============  ===========  ============  ===========  ============

[end of restubbed table]

                       See notes to financial statements.

Selected Data and Ratios For a Share of Beneficial Interest
Outstanding Throughout Each Period Indicated (Unaudited)

                                                                                                 Capital Growth
                                                     Growth and Income
                                                         Portfolio                                 Portfolio
                                           -------------------------------------- ---------------------------------------------
                                            09/01/96       Year       03/1/95*    09/01/96        Year             03/1/95*
                                             through       Ended       through    through         Ended             through
                                            02/28/97     08/31/96     08/31/95    02/28/97        08/31/96         08/31/95
                                            ----------   ----------   ----------  ------------    ------------     ----------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period        $   12.74    $    11.48   $    10.00    $   13.84    $    11.90     $    10.00
                                              ---------    ---------   ----------    ----------   ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.081         0.294        0.110        0.045         0.158          0.055
 Net Gains or Losses on Investments
(both realized and unrealized)                   1.929         1.516        1.370        1.665         2.139          1.845
                                              ---------    ---------   ----------    ----------   ----------     ----------
  TOTAL FROM INVESTMENT OPERATIONS               2.010         1.810        1.480        1.710         2.297          1.900
                                              ---------    ---------   ----------    ----------   ----------     ----------
LESS DISTRIBUTIONS:
 Dividends from net investment income            0.150         0.300           --        0.100         0.142             --
 Distributions from capital gains                1.570         0.250           --        1.600         0.215             --
                                              ---------    ---------   ----------    ----------   ----------     ----------
  TOTAL DISTRIBUTIONS                            1.720         0.550           --        1.700         0.357             --
                                              ---------    ---------   ----------    ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD               $   13.03    $    12.74   $    11.48    $   13.85    $    13.84     $    11.90
                                              =========    =========   ==========    ==========   ==========     ==========
TOTAL RETURN                                     16.49%        16.24%       14.80%       12.65%        19.66%         19.00%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000 omitted)     $   11,015   $    8,081   $    6,247    $   9,739    $    7,910     $    6,329
 Ratios to Average Net Assets:#
  Ratio of expenses                                0.90%        0.90%        0.90%        0.90%         0.90%          0.90%
  Ratio of net investment income                   1.30%        1.71%        2.14%        0.63%         0.97%          1.04%
  Ratio of expenses without waivers and
  assumption of expenses                            1.70%        1.98%        1.80%        1.70%        1.97%          1.80%
  Ratio of net investment income without
 waivers and assumption of expenses                0.50%        0.63%        1.24%        (0.17)%      (0.09)%         0.14%
Portfolio Turnover Rate                              50%         129%          32%           27%         107%            28%
Average commission rate paid**               $   0.0613   $    .0599           --    $   0.0596   $    .0604             --


[restubbed table]

                                                        International Equity
                                                             Portfolio
                                           -----------------------------------------------
                                           09/01/96        Year              03/01/95*
                                           through         Ended              through
                                           02/28/97        08/31/96          08/31/95
                                           ------------    ------------      -----------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period         $   10.59     $    10.89     $     10.00
                                             ----------     ----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                            0.078          0.216           0.101
 Net Gains or Losses on Investments
(both realized and unrealized)                    0.520          0.034           0.789
                                             ----------     ----------     -----------
  TOTAL FROM INVESTMENT OPERATIONS                0.598          0.250           0.890
                                             ----------     ----------     -----------
LESS DISTRIBUTIONS:
 Dividends from net investment income             0.130          0.250              --
 Distributions from capital gains                 0.850          0.300              --
                                             ----------     ----------     -----------
  TOTAL DISTRIBUTIONS                             0.980          0.550              --
                                             ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                $   10.21      $   10.59     $     10.89
                                             ==========     ==========     ===========
TOTAL RETURN                                       5.79%          2.42%           8.90%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000 omitted)      $   4,767      $   3,901     $     5,482
 Ratios to Average Net Assets:#
  Ratio of expenses                                1.10%          1.10%           1.09%
  Ratio of net investment income                   0.12%          0.82%           1.92%
  Ratio of expenses without waivers and
 assumption of expenses                            4.38%          4.22%           2.90%
  Ratio of net investment income without
 waivers and assumption of expenses               (3.16)%        (2.30)%          0.11%
Portfolio Turnover Rate                              73%            200%            75%
Average commission rate paid**                $   0.0241     $    .0631              --

[end of restubbed table]

                                                      Asset Allocation                    U.S. Government Income
                                                         Portfolio                              Portfolio
                                           -------------------------------------- --------------------------------------
                                            09/01/96       Year       03/01/96*    09/01/96      Year       03/01/95*
                                             through       Ended       through     through       Ended       through
                                            02/28/97     08/31/96     08/31/96     02/28/97    08/31/96     08/31/95
                                            ----------   ----------   ----------   ---------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period        $   11.15    $    11.04  $    10.00   $    9.53    $    10.69  $    10.00
                                              ---------    ---------  -----------  ----------    ---------  -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           0.154         0.657       0.205       0.260         1.173       0.322
 Net Gains or Losses on Investments
(both realized and unrealized)                   0.996         0.488       0.835       0.140        (0.858)      0.368
                                              ---------    ---------  -----------  ----------    ---------  -----------
  TOTAL FROM INVESTMENT OPERATIONS               1.150         1.145       1.040       0.400         0.315       0.690
                                              ---------    ---------  -----------  ----------    ---------  -----------
LESS DISTRIBUTIONS:
 Dividends from net investment income            0.300         0.670          --       0.540         1.134          --
 Distributions from capital gains                1.550         0.365          --       0.330         0.341          --
                                              ---------    ---------  -----------  ----------    ---------  -----------
  TOTAL DISTRIBUTIONS                            1.850         1.035          --       0.870         1.475          --
                                              ---------    ---------  -----------  ----------    ---------  -----------
NET ASSET VALUE, END OF PERIOD               $   10.45    $    11.15  $    11.04   $    9.06    $     9.53  $    10.69
                                              =========    =========  ===========  ==========    =========  ===========
TOTAL RETURN                                     10.74%        10.90%      10.40%       4.20%         2.62%       6.90%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000 omitted)    $     5,041   $    4,033  $    5,546   $   3,374    $    2,994  $    5,390
 Ratios to Average Net Assets:#
  Ratio of expenses                                0.85%        0.85%       0.85%       0.80%         0.80%       0.80%
  Ratio of net investment income                   3.12%        3.18%       3.86%       5.82%         6.06%       6.19%
  Ratio of expenses without waivers and
 assumption of expenses                            1.60%        2.33%       1.65%       1.50%         1.79%       1.62%
  Ratio of net investment income without
 waivers and assumption of expenses                2.37%        1.71%       3.06%       5.12%         5.08%       5.37%
Portfolio Turnover Rate                              82%         155%        45%          31%           83%         46%
Average commission rate paid**              $    0.0601   $    .0598          --          --            --          --


[restubbed table]

                                                      Money Market
                                                        Portfolio
                                           ------------------------------------
                                            09/01/96      Year     03/01/95*
                                            through      Ended      through
                                            02/28/97    08/31/96    08/31/95
                                             ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period           $1.00       $1.00        $1.00
                                            ----------  ----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          0.024       0.050        0.028
 Net Gains or Losses on Investments
(both realized and unrealized)                     --          --           --
                                            ----------  ----------  -----------
  TOTAL FROM INVESTMENT OPERATIONS              0.024       0.050        0.028
                                            ----------  ----------  -----------
LESS DISTRIBUTIONS:
 Dividends from net investment income           0.024       0.050        0.028
 Distributions from capital gains                  --          --           --
                                            ----------  ----------  -----------
  TOTAL DISTRIBUTIONS                           0.024       0.050        0.028
                                            ----------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                  $1.00       $1.00        $1.00
                                            ==========  ==========  ===========
TOTAL RETURN                                     2.41%       5.15%        2.79%
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000 omitted)    $   3,189   $   2,950   $    5,422
 Ratios to Average Net Assets:#
  Ratio of expenses                              0.55%       0.55%        0.55%
  Ratio of net investment income                 4.78%       5.10%        5.46%
  Ratio of expenses without waivers and
 assumption of expenses                          1.00%       1.74%        1.21%
  Ratio of net investment income without
 waivers and assumption of expenses              4.33%       3.90%        4.80%
Portfolio Turnover Rate                            --          --           --
Average commission rate paid**                     --          --           --

[end of restubbed table]

*  Commencement of operations.
#  Short periods have been annualized.
** Price per share required for periods commencing after 9/1/95.


                       See notes to financial statements.

Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Mutual Fund Variable Annuity Trust (the "Trust") was organized on April 14, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established to provide a funding medium for variable annuity contracts issued by life insurance companies. Shares of the Trust are issued only to insurance company separate accounts in connection with the variable annuity contracts. The Trust issues six separate series of shares (the "Portfolio(s)") each of which represents a separately managed portfolio of securities with its own investment objectives. The Portfolios are the Growth and Income Portfolio ("GIP"), Capital Growth Portfolio ("CGP"), International Equity Portfolio ("IEP"), Asset Allocation Portfolio ("AAP"), U.S. Government Income Portfolio ("USGIP"), and Money Market Portfolio ("MMP").

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
   PORTFOLIOS:

   A. Valuation of Investments--Equity securities and options are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service. In making such valuations, the pricing service utilizes both dealer- supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices. Short-term obligations are valued at amortized cost if acquired with fewer than 61 days to maturity, or at value, based on quoted exchange or over-the-counter prices, until the 61st day prior to maturity and thereafter by amortizing the value on the 61st day to par at maturity. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Security Transactions and Investment Income-- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   C. Repurchase agreements--It is the portfolios' policy that all repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   D. Futures Contracts--When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

      The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

      The IEP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract. As of February 28, 1997, the IEP had outstanding futures contracts as described on the Portfolio of Investments.

   E. Foreign Currency Translations--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the

Notes to Financial Statements
(Unaudited)

      mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank on the following basis:

      (1) Market value of investment securities, other assets and liabilities: at the closing rate of exchange at the balance sheet date.

      (2) Purchases and sales of investment securities and income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

      Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the portfolios' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   F. Forward Foreign Currency Exchange Contracts--A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency is made or taken, the portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio's basis in the contract. The portfolios are subject to off balance sheet risk to the extent of the value of the contract for purchases of currency and in an unlimited amount for sales of currency.

   G. Federal Income Tax Status--It is the Trust's policy to comply individually for each portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   H. Dividends and Distributions to Shareholders--The portfolios record dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

   I. Expenses--Direct expenses of a portfolio are charged to the respective Portfolio and general Trust expenses are allocated on the basis of relative net assets or on another reasonable basis.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. Investment Advisory Fees--The Chase Manhattan Bank ("Chase"), a direct wholly-owned subsidiary of the Chase Manhattan Corporation, is the Portfolios' investment advisor (the "Advisor") and custodian (the "Custodian"). The Advisor manages the assets of the Portfolios pursuant to an Advisory Agreement and, for such services, is paid an annual fee computed daily and paid monthly based on an annual rate equal to 0.80% of the International Equity Portfolio's, 0.60% of the Capital Growth and Growth and Income Portfolios', 0.55% of the Asset Allocation Portfolio's, 0.50% of the U.S. Government Income Portfolio's and 0.25% of the Money Market Portfolio's average daily net assets. The Advisor voluntarily waived all its fees.

      Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Portfolio pursuant to a Sub- Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.30% of the Growth and Income and Capital Growth Portfolio's, 0.25% of the Asset Allocation and U.S. Government Income Portfolio's and 0.10% of the Money Market Portfolio's average daily net assets.

Notes to Financial Statements
(Unaudited)

      Chase Asset Management (London) Limited (CAM London), a registered investment adviser, is the sub-investment adviser to the International Equity Portfolio pursuant to a Sub-Investment Advisory Agreement between CAM London and Chase. CAM London is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.40% of the average daily net assets of the International Equity Portfolio.

   B. Administration Fee--Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Portfolios. For these services, the Administrator receives from each Portfolio a fee computed at an annual rate equal to 0.05% of the respective Portfolio's average daily net assets. The Administrator voluntarily waived all of its fees.

   C. Sub-Administration Fees--Pursuant to a Sub- administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Sub-administrator"), an indirect wholly-owned subsidiary of BISYS Group Inc., provides certain sub-administration services to the Portfolios, including providing officers, clerical staff and office space for an annual fee of 0.15% of the average daily net assets of each Portfolio. The Sub- administrator voluntarily waived all of its fees.

   D. Waivers of Fees--For the six month period February 28, 1997, the Administrator and Advisor voluntarily waived fees and the Sub-administrator assumed expenses for the portfolios as follows:

                                                                                           U.S.
                      Growth and       Capital       International        Asset         Government       Money
                        Income         Growth           Equity          Allocation        Income         Market
                      Portfolio       Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                      -------------   ------------   ----------------   -------------   -------------   -----------
Administration/
Sub-administrator         $ 9,775         $ 8,927          $ 4,324          $ 4,543         $ 3,173         $3,218
Advisory                   29,323          26,781           17,297           12,492           7,932          4,024
                          --------        --------       --------           --------        --------        -------
TOTAL WAIVERS             $39,098         $35,708          $21,621          $17,035         $11,105         $7,242
                          ========        ========       ========           ========        ========        =======
The Sub-Administrator
voluntarily assumed
certain expenses of
the Portfolios:           $    --         $    --          $26,686          $10,462         $ 2,478         $1,477
                          --------        --------       --------           --------        --------        -------

   E. Other--Chase provides portfolio custody and fund accounting services for all of the Portfolios, with the exception of the IEP for which it provides only the custody services. Compensation for such services from Chase are presented in the Statement of Operations as Custodian fees.

      The Trust has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six month period ended February 28, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                    Accrued
                                      Pension       Pension
 Portfolio:                           Expenses      Liability
                                      -----------   -----------
 Growth and Income Portfolio               $111          $660
 Capital Growth Portfolio                   109           619
 International Equity Portfolio              57           319
 Asset Allocation Portfolio                  58           334
 U.S. Government Income Portfolio            43           231
 Money Market Portfolio                      42           230

3. INVESTMENT TRANSACTIONS--For the six month period ended February 28, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                                                                             U.S.
                            Growth         Capital           Intl.          Asset         Government
                           & Income         Growth          Equity        Allocation       Income
                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                          -------------   -------------   -------------   -------------   ------------
 Purchases (excluding
 U.S. Government)            $6,067,035      $3,980,589      $3,382,604      $1,447,433           --
 Sales (excluding
 U.S. Government)             4,504,252       2,089,370       2,897,056       1,217,272           --
 Purchases of
 U.S. Government                     --              --              --       2,571,322   $1,163,280
 Sales of
 U.S. Government                     --              --              --       1,816,107      759,796

4. FEDERAL INCOME TAX MATTERS--For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1997 are as follows:

                                                                                           U.S.
                        Growth           Capital           Intl.          Asset         Government
                       & Income          Growth           Equity        Allocation       Income
                       Portfolio        Portfolio       Portfolio       Portfolio       Portfolio
                      --------------   --------------   -------------   -------------   ------------
 Aggregate Cost        $ 10,061,438      $ 7,749,745     $ 4,960,858     $ 4,756,778    $ 3,348,864
                        ------------      -----------      -----------     -----------    ----------
 Gross Unrealized
 Appreciation             1,164,399        1,853,694         449,907         320,009         41,296
 Gross Unrealized
 Depreciation              (222,436)        (163,758)       (108,052)        (69,512)       (32,747)
                        ------------      -----------      -----------     -----------    -----------
 NET UNREALIZED
 APPRECIATION
 (DEPRECIATION)        $    941,963      $ 1,689,936     $   341,855     $   250,497    $     8,549
                        ============      ===========      ===========     ===========    ===========

Notes to Financial Statements
(Unaudited)

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest for the periods presented were as follows:

                                                     Growth and Income Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                   1996
                                     ---------------------------       ----------------------------
                                        Amount         Shares             Amount           Shares
                                     ------------    -----------       ------------    ------------
 Shares sold                         $  3,253,968        243,205       $  4,085,514         328,234
 Shares issued in reinvestment
 of distributions                       1,153,591         93,214            174,534          15,050
 Shares redeemed                       (1,766,443)      (124,990)        (3,051,969)       (253,425)
                                     ------------    -----------       ------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $  2,641,116        211,429       $  1,208,079          89,859
                                     ============    ===========       ============    ============

                                                        Capital Growth Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                    1996
                                     -------------------------         ----------------------------
                                        Amount          Shares             Amount           Shares
                                     ------------    -----------         -------------   ------------
 Shares sold                         $  2,276,568        158,920       $  3,666,046         276,967
 Shares issued in reinvestment
 of distributions                         978,641         72,339            123,537          10,004
 Shares redeemed                       (1,479,548)       (99,515)        (3,063,335)       (247,141)
                                     ------------    -----------       ------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $  1,775,661        131,744       $    726,248          39,830
                                     ============    ===========       ============    ============

                                                  International Equity Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                   1996
                                     ---------------------------       ----------------------------
                                        Amount         Shares             Amount           Shares
                                     ------------    -----------       ------------    ------------
 Shares sold                         $    696,695         65,605       $  1,419,166         130,714
 Shares issued in reinvestment
 of distributions                         400,018         39,666            126,267          12,206
 Shares redeemed                          (69,637)        (6,645)        (3,028,833)       (278,033)
                                     ------------    -----------       ------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $  1,027,076         98,626      ($  1,483,400)       (135,113)
                                     ============    ===========      =============    ============

                                                      Asset Allocation Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                   1996
                                     ---------------------------       ----------------------------
                                        Amount         Shares             Amount           Shares
                                     ------------    -----------       ------------    ------------
 Shares sold                         $    603,246         53,267       $  1,061,288          96,621
 Shares issued in reinvestment
 of distributions                         729,672         71,619            251,592          23,832
 Shares redeemed                          (42,274)        (3,852)        (3,008,177)       (261,398)
                                     ------------     ----------      -------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $  1,290,644        121,034      ($  1,695,297)       (140,945)
                                     ============     ==========      =============    ============

                                                U.S. Government Income Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                   1996
                                     ---------------------------       ----------------------------
                                        Amount         Shares             Amount           Shares
                                     ------------    -----------       ------------    ------------
 Shares sold                         $    295,924         31,570       $    439,144          45,896
 Shares issued in reinvestment
 of distributions                         283,085         31,241            350,442          35,888
 Shares redeemed                          (45,152)        (4,818)        (3,029,448)       (271,621)
                                     ------------     ----------       ------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $    533,857         57,993      ($  2,239,862)       (189,837)
                                     ============     ==========       ============    ============

                                                          Money Market Portfolio
                                          09/01/96-02/28/97               Year ended August 31,
                                                                                   1996
                                     ---------------------------       ----------------------------
                                        Amount         Shares             Amount           Shares
                                     ------------    -----------       ------------    ------------
 Shares sold                         $    929,092        929,089       $  1,170,389       1,170,381
 Shares issued in reinvestment
 of distributions                          76,981         76,981            181,836         181,836
 Shares redeemed                         (767,707)      (767,707)        (3,824,113)     (3,824,110)
                                     ------------    -----------       ------------    ------------
 Net increase (decrease) in
 Trust shares outstanding            $    238,366        238,363      ($  2,471,888)     (2,471,893)
                                     ============    ===========      ==============   ============

6. OPEN FORWARD FOREIGN CURRENCY CONTRACTS The following forward foreign currency contracts were held by the International Equity Portfolio at February 28, 1997:

                                                                                Net
                Delivery                                        Market       Unrealized
              Value (Local                      Settlement      Value        Gain (Loss)
               Currency)        Cost(USD)         Date          (USD)          (USD)
              ---------------   ------------   -------------   -----------   -------------
Purchases
----------
DEM                  350,000       $209,143     04/10/97          $208,181     ($   962)
DEM                  160,000         96,032     06/03/97            95,505         (528)
JPY               15,000,000        123,630     04/10/97           125,406        1,776
                                  ---------                      ---------      --------
                                   $428,805                       $429,092
                                  ---------                      ---------

Sales
----------
DEM                  350,000        225,153     04/10/97           208,181       16,972
GBP                   90,000        146,772     05/29/97           146,396          376
ITL              161,444,800         96,032     06/03/97            95,086          946
JPY               15,000,000        131,683     04/10/97           125,349        6,334
                                  ---------                      ---------      --------
                                   $599,640                       $575,012
                                  =========                      =========


7. CONCENTRATION OF SHAREHOLDERS
   At February 28, 1997, all shares outstanding for each Portfolio are owned either directly or indirectly by a single insurance company.

                     [This Page Intentionally Left Blank]

(copyright) The Chase Manhattan Bank, 1997             Vista Investment Services
A-7036-CRT                                                           F-7036(CMB)
                                                                       VCA-3 497